       REGISTRATION STATEMENT NO. 33-43628
                                                                        811-6465

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 33

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34

                                -----------------

                           THE TRAVELERS SERIES TRUST
                           (Exact name of Registrant)

                                 --------------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 308-1000

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                  One Cityplace
                        Hartford, Connecticut 06109-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ X ] immediately upon filing pursuant to paragraph (b)

[N/A] on (date) pursuant to paragraph (b)

[N/A] 60 days after filing pursuant to paragraph (a)(1)

[   ]   on _________________ pursuant to paragraph (a)(1)

[N/A] 75 days after filing pursuant to paragraph (a)(2)

[N/A] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

MERRILL LYNCH LARGE CAP CORE PORTFOLIO
(formerly, MFS Research Portfolio)

Goal — Long-Term Capital Growth

Fund shares are offered only to separate accounts of The Travelers Insurance Company, The Travelers Life and Annuity Company or to separate accounts of affiliated companies (together, “The Companies”). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Companies.

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103
TELEPHONE 1-800-842-9368

Prospectus

November 17, 2003

Table of Contents

Goals and Investments	1	Legal Proceedings	7
Fund Performance	2	Shareholder Transactions and Pricing	7
Fees and Expenses	3	Tax Consequences of Dividends and
Investments and Practices	3	Distributions	8
Management	6	Financial Highlights	9
Investment Adviser	6	Appendix	A-1
The Subadviser and Portfolio Manager	6

The Securities and Exchange Commission (“SEC”) has not approved the Fund’s Shares as an investment and has not determined that this Prospectus is complete or accurate. It is against the law for anyone to tell you otherwise. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Merrill Lynch Large Cap Core Portfolio

Goals and Investments

Fund’s Objective:	Long-term capital growth	Investment Adviser:	Travelers Asset Management International Company LLC (“TAMIC”)
Key Investments:	Equity securities	Subadviser:	Merrill Lynch Investment Managers, L.P. (“MLIM”)
		Portfolio Manager:	Mr. Robert C. Doll, Jr.

Selection Process: The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Normally, the Fund invests at least 80% of its assets in equity securities of large cap companies selected from among those that are, at the time of purchase, included in the Russell 1000® Index (the “Index”). As of the Index’s latest reconstitution, June 30, 2003, it included companies with market capitalizations between $1.2 billion and $286.8 billion. The size of companies in the Index changes with market conditions and composition of the Index. The Fund uses an investment approach that blends growth (investing in equity securities that the subadviser believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what the subadviser believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000® Index.

The subadviser uses a quantitative model to look for companies that are consistent with the Fund’s strategy. The model employs three filters in its initial screens:

    earnings momentum
    earnings surprise
    valuation

The subadviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the subadviser believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadvisor believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Fund’s benchmark, the subadvisor reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

    Relative price to earnings and price to book ratios
    Stability and quality of earnings momentum and growth
    Weighted median market capitalization of the Fund’s portfolio
    Allocation among the economic sectors of the Fund’s portfolio as compared to its benchmark index
    Weighted individual stocks within the applicable index

The Fund may invest up to 10% of its assets in securities that are traded on foreign securities exchanges or in foreign over-the-counter markets (“foreign securities”), including securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”).

Principal Risks: The Fund is most subject to equities risk, where market values may go down, or change abruptly, and sometimes unpredictably. Another principal risk is selection risk, which is the risk that the securities the subadviser selects underperform the markets, the Fund’s benchmark index, or other funds with comparable investment objectives and strategies. An additional principal risk is foreign securities risk, where limited trading, currency exchange, political or economic instability, and other factors may impact market values. The Fund cannot guarantee that it will achieve its objective. The value of your shares may fluctuate and you may lose money. For more information on the Fund’s investments and related risks, please see “Investments and Practices,” the Appendix to this prospectus and the SAI.

1

Fund Performance

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Companies. The table compares the Fund’s performance with the Standard & Poor’s 500 Index and its benchmark, the Russell 1000® Index. Going forward, the Fund will compare itself to just the Russell 1000® Index, to account for a change in the Fund’s objective, strategy and subadviser. The Indices are unmanaged and therefore do not incur the management and trading expenses that the Fund does. An investor cannot invest directly in an index. Past performance can give some indication of the Fund’s risk, but does not guarantee future results.

Year-by-Year % Total Returns as of 12/31

Best Quarter:	(4th ’99)	21.71%
Worst Quarter:	(3rd ’01)	-19.37%

Average Annual Total Returns as of 12/31/2002
	1 year	Life of Fund*
ML Large Cap Core	-25.14%	-6.73%
S&P 500	-22.10%	-3.17%
Russell 1000	-21.65%	-14.05%
   *  The fund commenced operations on March 23, 1998.
2

Fees and Expenses

The fees and expenses in the tables below are what you may pay if you buy and hold shares of the Fund, and are based on the Fund’s latest fiscal year. These fees and expenses do not reflect any of the fees that may be assessed under the variable contract for which this Fund is an investment option. If such fees were included, your costs would be higher. You should consult your contract prospectus or disclosure document for information on contract fees.

Shareholder Fees (paid directly from your investment)	N/A

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management Fees	0.86%*
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%

Total Annual Fund Operating Expenses	0.94%

      ______________

*	Management fee includes 0.06% administrative fee.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, the investment has a 5% return each year and the Fund’s operating expenses remain the same.

1 year	3 years	5 years	10 years

$96	$300	$520	$1155

Investments and Practices

The Fund invests in various instruments subject to its investment policy as described on page 1 of this prospectus and in the SAI. The Fund may also invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund. Such securities may include investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities. Listed below is more information on the Fund’s investments, its practices and related risks. For a free copy of the SAI, see the back cover of this prospectus. The Fund does not guarantee that it will reach its investment objective, and an investment in the Fund may lose money. For a complete list of all investments available to the Fund, please refer to Appendix of this Prospectus.

Equities	Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.

Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

When you sell your shares they may be worth more or less than what you paid for them.

3

Selection Risk	Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Foreign Securities Investments	An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears “information” risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets. Foreign securities may be less liquid than U.S. securities.

Fixed-Income Investments	Fixed-income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Convertible Securities	Convertibles are usually debt securities or preferred stocks that may be converted into common stock. They typically pay current income as either interest or dividends. A convertible’s value usually reflects both the stream of income payments and the value of the underlying common stock. The market value of a convertible performs like a debt security, that is, if interest rates rise, the value of a convertible usually falls. As it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Derivatives And Hedging Techniques	Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates
As a substitute for buying or selling securities
To enhance return
Forward foreign currency contracts may be used to hedge against foreign currency exposure

4

Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

When Issued, Delayed Delivery Securities and Forward Commitments	An investment in when issued, delayed delivery securities and forward commitments involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. When the Fund purchases securities in these transactions, the Fund segregates liquid securities in an amount equal to the amount of its purchase commitments. These investments involve the risk that the security the Fund purchases will lose value prior to its delivery. There is also the risk that the security will not be issued or that the counter-party will not meet its obligation. If these events occur, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

Illiquid Securities	Illiquid securities are those that are not readily marketable. As such, they may not be disposed of easily and the price obtained may be less than would be obtained for a comparable more liquid security. Investment in such securities may restrict the ability of the portfolio to dispose of that investment in a timely fashion and for a fair price, as well as its ability to take advantage of market opportunities.

Borrowing and Leverage	Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the portfolio, as well as increasing interest expense and other costs, thereby reducing the Fund’s return.

Securities Lending	Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all, or that the value of the collateral provided against the securities loaned falls. These events could result in a loss to the Fund and a delay in recovering the loaned securities and may trigger adverse tax consequence for the Fund.

Temporary Defensive Position	The Fund may depart from principal investment strategies in response to adverse market, economic or political conditions by taking a temporary defensive position by investing all or a substantial part of its assets in debt securities including lower-risk debt securities, and money market instruments. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

5

Portfolio Turnover	The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Investment Objective	The Fund’s investment objective and, unless noted as fundamental, its investment policies may be changed by the Trust’s Board of Trustees (“Board”) without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund’s investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

80% Investment Policy	The Fund will notify shareholders at least 60 days’ prior to changing its 80% investment policy.

Management

Investment Adviser

Travelers Asset Management International Company LLC (“TAMIC”) provides investment advice and, in general, supervises the management and investment program for the Fund. TAMIC employs a subadviser to manage the Fund’s daily investment operations, subject to the supervision of the Board of Trustees and TAMIC.

TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at 242 Trumbull Street, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC also acts as an investment adviser or subadviser for:

    other investment companies used to fund variable products
    individual and pooled pension and profit-sharing accounts
    domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)
    nonaffiliated insurance companies

For the year ended December 31, 2002, the Fund paid TAMIC 0.80% of the Fund’s average daily net assets.

The Subadviser and Portfolio Manager

The subadviser is Merrill Lynch Investment Managers, L.P. (“MLIM”), 800 Scudders Mill Road, Princeton, N.J. MLIM is a wholly owned subsidiary of Merrill Lynch & Co., Inc (“Merrill Lynch”). Founded in 1885, Merrill Lynch is a leading global financial management and advisory company. MLIM was established in 1976 to provide an array of investment products to retail and institutional clients. As of December 31, 2002, MLIM had assets under management of approximately $462 billion worldwide.

Day to day management of the Fund is the responsibility of Robert C. Doll, President and Chief Investment Officer of MLIM since September 2001. Mr. Doll joined Merrill Lynch in June 1999 as Chief Investment Officer for Equities and was promoted to Global Chief Investment Officer in November 1999. Prior to joining Merrill Lynch, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc. Mr. Doll is supported by an investment team of professionals.

6

Legal Proceedings

There are no material legal proceedings affecting the Fund, and it has been advised by TAMIC and MLIM that neither of them have any material pending legal proceedings affecting them.

Shareholder Transactions and Pricing

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Companies. The term “shareholder” as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund’s custodian receives payment. The separate accounts, to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

Pricing of Fund Shares

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“Exchange”) is open. NAV is calculated by adding the value of a Fund’s investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Fund’s assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security’s market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust’s Board of Trustees (“Board”). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.

Purchases and Redemptions

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund’s investment portfolio between purchase and redemption.

The Fund computes the NAV for purchases and redemptions as of the close of the Exchange on the day that the Fund has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

7

Tax Consequences of Dividends and Distributions

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Fund expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

8

Financial Highlights

Merrill Lynch Large Cap Core Fund

The financial highlights table provides information to help you understand the Fund’s financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Separate account and contract charges are not reflected in the total returns, and if they were, returns would be lower. The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which is available upon request.

	Year Ended December 31,

	2002(1)	2001(1)	2000(1)	1999(1)	1998(2)

Net Asset Value, Beginning of Year	$8.77	$12.15	$13.06	$10.56	$10.00
Income (Loss) From Operations:
Net investment income (loss) (3)	0.03	0.01	(0.01)	0.00 *	0.01
Net realized and unrealized gain (loss)	(2.23)	(2.74)	(0.70)	2.50	0.57

Total Income (Loss) From Operations	(2.20)	(2.73)	(0.71)	2.50	0.58

Less Distributions From:
Net investment income	(0.05)	(0.00)*	—	—	(0.02)
Net realized gains	—	(0.65)	(0.20)	—	—
Capital	—	—	—	—	(0.00	)*

Total Distributions	(0.05)	(0.65)	(0.20)	—	(0.02)

Net Asset Value, End of Year	$6.52	$8.77	$12.15	$13.06	$10.56
TOTAL RETURN	(25.14)%	(22.45)%	(5.58)%	23.67%	5.77	%‡
Net Assets, End of Year (000’s)	$106,010	$165,928	$222,953	$152,073	$37,870
Ratios to Average Net Assets
Interest expense	—	0.00%#	0.02%	—	—
Operating expenses (4)	0.94%	0.92%	0.92%	0.99%	1.00	%†
Total expenses(3)	0.94	0.92	0.94	0.99	1.00	†
Net investment income (loss)	0.44	0.10	(0.07)	0.02	0.42	†
Portfolio Turnover Rate	104%	98%	86%	85%	54%

______________

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period from March 23, 1998 (commencement of operations) to December 31, 1998.

(3)	The Travelers Insurance Company agreed to reimburse the Fund for expenses in the amount of $41,049 for the period ended December 31, 1998. If such expenses were not reimbursed, the decrease in net investment income and the actual expense ratios would have been as follows:

Decreases in Net Investment Income Per Share	Expense Ratios (including interest expense) Without Expense Reimbursement

1998	1998
$0.01	1.37†

(4)	As a result of a voluntary expense limitation, the ratio of expenses (excluding interest expense) to average net assets will not exceed 1.00%.

*	Amount represents less than $0.01 per share.

#	Percentage represents less than 0.01% per share.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

9

Appendix

Merrill Lynch Large Cap Core Portfolio

The Fund invests in various instruments subject to its investment policy. The following techniques and practices are all available to the Fund, and are described together with their risks in the SAI.

Investment Technique
Affiliated Bank Transactions
American Depositary Receipts	X
Asset-Backed Mortgage Securities
Bankers’ Acceptances	X
Buying Put and Call Options	X
Certificates of Deposit	X
Commercial Paper	X
Convertible Securities	X
Corporate Asset-Backed Securities
Debt Securities	X
Emerging Market Securities	X
Equity Securities	X
Floating & Variable Rate Instruments	X
Foreign Securities	X
Forward Contracts on Foreign Currency	X
Futures Contracts	X
High-Yield, High-Risk Bonds	X
Illiquid Securities	X
Indexed Securities	X
Index Futures Contracts	X
Investment Company Securities	X
Investment in Unseasoned Companies	X
Lending Portfolio Securities	X
Letters of Credit	X
Loan Participations
Options on Foreign Currencies	X
Options on Index Futures Contracts	X
Options on Stock Indices	X
Other Direct Indebtedness
Real Estate-Related Instruments	X
Repurchase Agreements	X
Reverse Repurchase Agreements
Short Sales “Against the Box”	X
Short-Term Money Market Instruments	X
Swap Agreements
Temporary Bank Borrowing	X
U.S. Government Securities	X
Variable Amount Master Demand Notes	X
When-Issued & Delayed Delivery Securities	X
Writing Covered Call Options	X

A-1

MERRILL LYNCH LARGE CAP CORE PORTFOLIO

Investors who want more information about the Fund can obtain the SAI that provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund’s investments is available in its annual and semi-annual reports to shareholders. The Fund’s annual report provides a discussion of the market conditions and investment strategies that particularly impacted the Fund’s performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the Fund, do one of the following:

CALL — 1-800-842-9368
WRITE—TRAVELERS LIFE AND ANNUITY, P.O. BOX 990009,HARTFORD, CT 06199-0009
ACCESS THE EDGAR DATABASE ON THE SEC’S WEBSITE — http://www.sec.gov

Investors may also review or copy the above referenced documents at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the reference room may be obtained by calling the SEC at 1-202-942-8090. These documents may also be obtained, for a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.

(1940 Act # 811-6465)

L-23067

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                               MFS VALUE PORTFOLIO
                     MERRILL LYNCH LARGE CAP CORE PORTFOLIO
                       (FORMERLY, MFS RESEARCH PORTFOLIO)
              PIONEER FUND PORTFOLIO (FORMERLY UTILITIES PORTFOLIO)
                        SOCIAL AWARENESS STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                  ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

                                November 17, 2003

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the applicable The Travelers Series Trust's prospectus dated May 1, 2003, or November 17, 2003, and the 2002 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                  One Cityplace
                           Hartford, Connecticut 06103
                      Phone number 800-842-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at
http://www.sec.gov.

                                TABLE OF CONTENTS

Investment Objectives, Policies, Risks and Certain Restrictions                2
Investment Restrictions                                                       37
Valuation and Pricing                                                         39
Distributions                                                                 40
Trustees and Officers                                                         40
Code of Ethics                                                                44
Declaration of Trust                                                          44
Investment Advisory Services                                                  44
Redemptions in Kind                                                           54
Brokerage                                                                     55
Portfolio Turnover Rate                                                       57
Fund Administration                                                           58
Shareholder Rights                                                            59
Federal Tax Status of the Funds                                               59
Performance                                                                   60
Financial Statements                                                          63
Additional Information                                                        63
Appendix                                                                      65

         INVESTMENT OBJECTIVES, POLICIES, RISKS AND CERTAIN RESTRICTIONS

The Travelers Series Trust is registered with the Securities and Exchange
Commission ("SEC"), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of
Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the
"Declaration of Trust") authorizes the Board of Trustees ("Board") to divide the
Trust's shares into two or more series related to separate investment portfolios
("Funds") and further allows the Board to establish additional series at any time.

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund, except MFS Mid Cap Growth
Portfolio, is diversified under the Investment Company Act of 1940, as amended
(the "1940 Act"). There can be no assurance that a Fund will achieve its investment objective.

Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that each
Fund may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Funds' investments and investment techniques follows the chart.

                                       2

                                                CONVERTIBLE
                                                SECURITIES      DISCIPLINED      EQUITY        FEDERATED      FEDERATED
INVESTMENT TECHNIQUE                             PORTFOLIO        MID CAP        INCOME        HIGH YIELD       STOCK
------------------------                       --------------  -------------- --------------  -------------  -------------
   Affiliated Bank Transactions                                                     X
   American Depositary Receipts                      X                              X              X              X
   Asset-Backed Mortgage Securities                  X                              X              X              X
   Bankers' Acceptances                              X               X              X              X              X
   Buying Put and Call Options                       X               X              X              X              X
   Certificates of Deposit                           X               X              X              X              X
   Commercial Paper                                  X               X              X              X              X
   Convertible Securities                            X                              X              X              X
   Corporate Asset-Backed Securities                 X                              X              X              X
   Debt Securities                                   X               X              X              X              X
   Emerging Market Securities                        X                              X              X              X
   Equity Securities                                 X               X              X              X              X
   Floating & Variable Rate Instruments              X               X              X              X              X
   Foreign Securities                                X                              X              X              X
   Forward Contracts on Foreign Currency                                            X
   Futures Contracts                                 X               X              X                             X
   High-Yield, High-Risk Bonds                                                      X              X              X
   Illiquid Securities                               X               X              X              X              X
   Indexed Securities                                X                              X              X
   Index Futures Contracts                           X               X              X                             X
   Investment Company Securities                     X               X              X              X              X
   Investment in Unseasoned Companies                X               X              X              X              X
   Lending Portfolio Securities                      X               X              X              X              X
   Letters of Credit                                 X               X              X              X              X
   Loan Participations                                                              X              X              X
   Options on Foreign Currencies                                                    X
   Options on Index Futures Contracts                X               X              X                             X
   Options on Stock Indices                                          X              X                             X
   Other Direct Indebtedness                                                        X              X              X
   Real Estate-Related Instruments                   X               X              X              X              X
   Repurchase Agreements                             X               X              X              X              X
   Reverse Repurchase Agreements                     X               X              X              X              X
   Short Sales "Against the Box"                     X                              X              X              X
   Short-Term Money Market Instruments               X               X              X              X              X
   Swap Agreements                                                                  X              X
   Temporary Bank Borrowing                          X               X              X              X              X
   U.S. Government Securities                        X               X              X              X              X
   Variable Amount Master Demand Notes               X               X              X              X              X
   When-Issued & Delayed Delivery Securities         X               X              X              X              X
   Writing Covered Call Options                      X               X              X              X              X

                                       3

                                                                LAZARD            MFS             MFS
                                                             INTERNATIONAL     EMERGING         MID CAP           MFS
INVESTMENT TECHNIQUE                          LARGE CAP          STOCK          GROWTH          GROWTH           VALUE
---------------------------                  -------------   --------------  --------------  --------------   ------------
   Affiliated Bank Transactions                   X
   American Depositary Receipts                   X                X               X               X               X
   Asset-Backed Mortgage Securities               X                X                                               X
   Bankers' Acceptances                           X                X               X               X               X
   Buying Put and Call Options                    X                X               X               X               X
   Certificates of Deposit                        X                X               X               X               X
   Commercial Paper                               X                X               X               X               X
   Convertible Securities                         X                X               X               X               X
   Corporate Asset-Backed Securities              X                                                                X
   Debt Securities                                X                X               X               X               X
   Emerging Market Securities                     X                X               X               X               X
   Equity Securities                              X                X               X               X               X
   Floating & Variable Rate Instruments           X                X               X               X               X
   Foreign Securities                             X                X               X               X               X
   Forward Contracts on Foreign Currency          X                X               X               X               X
   Futures Contracts                              X                X               X               X               X
   High-Yield, High-Risk Bonds                    X                                X               X               X
   Illiquid Securities                            X                X               X               X               X
   Indexed Securities                             X                X                                               X
   Index Futures Contracts                        X                X               X               X               X
   Investment Company Securities                  X                X               X               X               X
   Investment in Unseasoned Companies             X                X               X               X               X
   Lending Portfolio Securities                   X                X               X               X               X
   Letters of Credit                              X                X               X               X               X
   Loan Participations                            X                                                                X
   Options on Foreign Currencies                  X                X               X               X               X
   Options on Index Futures Contracts             X                X               X               X               X
   Options on Stock Indices                       X                X               X               X               X
   Other Direct Indebtedness                      X                                                                X
   Real Estate-Related Instruments                X                X               X               X               X
   Repurchase Agreements                          X                X               X               X               X
   Reverse Repurchase Agreements                  X                X                               X
   Short Sales "Against the Box"                  X                X               X                               X
   Short-Term Money Market Instruments            X                X               X               X               X
   Swap Agreements                                X                X                                               X
   Temporary Bank Borrowing                       X                X               X               X               X
   U.S. Government Securities                     X                X               X               X               X
   Variable Amount Master Demand Notes            X                X               X               X               X
   When-Issued & Delayed Delivery Securities      X                X               X               X               X
   Writing Covered Call Options                   X                X               X               X               X

                                       4

                                               ML         SOCIAL        TRAVELERS       U.S.        PIONEER         ZERO
                                             LARGE       AWARENESS      QUALITY        GOV'T         FUND       COUPON BOND
INVESTMENT TECHNIQUE                        CAP CORE       STOCK          BOND       SECURITIES    PORTFOLIO    SERIES 2005
-----------------------                     ---------   ------------    ----------   -----------   ----------   ------------
   Affiliated Bank Transactions
   American Depositary Receipts                X             X              X                          X             X
   Asset-Backed Mortgage Securities            X                            X            X                           X
   Bankers' Acceptances                        X                            X            X             X             X
   Buying Put and Call Options                 X             X                           X             X             X
   Certificates of Deposit                     X             X              X            X             X             X
   Commercial Paper                            X             X              X            X             X             X
   Convertible Securities                      X             X              X                          X             X
   Corporate Asset-Backed Securities                                        X                                        X
   Debt Securities                             X             X              X            X             X             X
   Emerging Market Securities                  X             X                                                       X
   Equity Securities                           X             X              X                          X             X
   Floating & Variable Rate Instruments        X             X              X            X             X             X
   Foreign Securities                          X             X              X                          X             X
   Forward Contracts on Foreign Currency       X             X
   Futures Contracts                           X             X              X            X             X             X
   High-Yield, High-Risk Bonds                 X                            X
   Illiquid Securities                         X             X              X            X             X             X
   Indexed Securities                          X             X              X
   Index Futures Contracts                     X             X              X            X             X             X
   Investment Company Securities               X             X              X            X             X             X
   Investment in Unseasoned Companies          X             X              X                          X             X
   Lending Portfolio Securities                X             X              X            X             X
   Letters of Credit                           X             X              X            X             X
   Loan Participations                                                                                 X
   Options on Foreign Currencies               X             X
   Options on Index Futures Contracts          X             X              X            X             X             X
   Options on Stock Indices                    X             X                                         X
   Other Direct Indebtedness                   X
   Real Estate-Related Instruments             X             X              X            X             X             X
   Repurchase Agreements                       X             X              X            X             X             X
   Reverse Repurchase Agreements                             X              X            X             X
   Short Sales "Against the Box"               X             X                                         X
   Short-Term Money Market Instruments         X             X              X            X             X             X
   Swap Agreements
   Temporary Bank Borrowing                    X             X              X            X             X             X
   U.S. Government Securities                  X             X              X            X             X             X
   Variable Amount Master Demand Notes         X             X              X            X             X             X
   When-Issued & Delayed Delivery Securities   X             X              X            X             X             X
   Writing Covered Call Options                X             X                           X             X             X

                                       5

The following section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

SHORT-TERM MONEY MARKET INSTRUMENTS. Certain Funds, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments are those with remaining maturities of 397 days or less and may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii)
commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or
Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Portfolios.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of
U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S.
banks, U.S. branches of foreign banks that are members of the Federal Reserve
System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Funds do not acquire time deposits or obligations issued by the
International Bank for Reconstruction and Development, the Asian Development
Bank or the Inter-American Development Bank. Additionally, the Funds do not
currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., a Fund is subject to the risks associated with the holding of such property overseas.
Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which a Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by certain Funds must have been accepted by U.S. Commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                                       6

COMMERCIAL PAPER. Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually issued with a maturity of not more than nine months. The Funds'
investments in commercial paper are limited to those rated in the top two categories. See the Appendix for information with respect to ratings for commercial paper, as well as other debt and equity securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities"
include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration,
Export-Import Bank of the U.S., Small Business Administration, Government
National Mortgage Association, Federal Home Loan Mortgage Corporation, The
Tennessee Valley Authority, Student Loan Marketing Association and Federal
National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National
Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality.
Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those
U.S. government securities only when the Fund's investment adviser, or sub-adviser, determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S.
government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the
Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED SECURITIES. Certain Funds may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or
"to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is certain
Funds' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser or subadviser intends for the
Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. A Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, a Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Funds do not intend to purchase when-issued securities for speculative or
"leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when a Fund commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner can be advantageous to the Funds. However, this practice entails certain additional risks, including the default of the counterparty on its obligations to deliver the security as scheduled. In this event, a Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement. In addition, when-issued transactions will expose a Fund to the risk of fluctuations in the value of the securities it has committed to purchase.

                                       7

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.
The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Funds'
right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Funds elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Funds' custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Funds' custodian.

The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a
Fund at varying rates of interest pursuant to direct arrangements between the
Fund as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.
Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty.
Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Fund will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, a Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by a Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by a Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, a Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

                                       8

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity.
They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash.
Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on a Fund to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on a Fund to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Funds expect to remain fully invested in common stocks to the extent practicable, and are therefore subject to the general risk of the stock market. The value of a Fund's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Funds also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover,
Funds may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. A Fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the possible lack of publicly available information about the company, which may be due to their relatively short operating record as a public company.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies.
Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have

                                       9

limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of a Fund, investing substantially in emerging growth companies, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

INTERESTS IN OTHER LIMITED LIABILITY ENTITIES. Limited partnerships, limited liability companies, business trusts and companies organized outside the United
States may issue securities that are similar to common or preferred stock.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible securities enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the subordination, however, convertible securities typically have lower ratings than similar non-convertible debt securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible securities or preferred stock with warrants or stock call options giving the purchaser the right to acquire the issuer's common stock. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers
Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a
Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Certain Funds may invest in debt obligations which involve equity features such as warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

DEBT SECURITIES. Debt securities held by a Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called"
by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but may have speculative characteristics. Below-investment-grade debt securities
(sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

                                       10

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Funds may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's) (see
the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. There is no minimum acceptable rating for a security to be purchased or held by certain Funds, and a
Fund may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default.
Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds.
Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of the restructuring, holders of lower-rated securities may receive less principal and interest than they had expected at the time such bonds were purchased. In the event of a restructuring, a Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.
Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

A Fund may own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. A Fund's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques may include:

                                       11

     CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

     DIVERSIFICATION. A Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

     ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by a Fund investing in these bonds of its investment objective may be more dependent on the credit analysis of the bonds than would be the case if the Fund invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Funds may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to take or make delivery of an amount of cash based on the difference in the value of a specified index of stock at a future date from its value when the contract was written. Similarly, an interest rate futures contract provides for the future sale and purchase of a specified amount of a particular debt security at a specified price and date.

A Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the Portfolio will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the
Portfolio's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolio will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

STOCK INDEX FUTURES CONTRACTS. Certain Funds may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock
Exchange Composite Index, the Value Line Stock Index, and the Major Market
Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM")
an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10%
or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the

                                       12

borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, a
Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Funds also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter.
Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options.
Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the
Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, careful management of these strategies can minimize these risks.
For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or

                                       13

decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the
Funds' assets posted as margin in connection with these transactions as permitted under the 1940 Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

BUYING PUT AND CALL OPTIONS. Certain Funds may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. A Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the
Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

A Fund pays a premium in exchange for the right to purchase (call) or sell (put)
a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

A Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

A Fund uses put and call options for hedging purposes only. The adviser or subadviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account.
Similarly, the adviser or subadviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the adviser or subadviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. Certain Funds may write or sell covered call options. Certain Funds may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a defensive measure. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

                                       14

The Funds may only write "covered" options. This means that as long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits a Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair a Fund's ability to use such options to achieve its investment objectives.

SECURITIES INDEX OPTIONS

In seeking to hedge all or a portion of its investments, a Fund may purchase put and call options and may write covered call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. Some of the Funds may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities.
Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write options on securities indices that are traded on a U.S.
exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to an adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a
Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. No such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when an adviser desires that a Fund engage in such a transaction.

SWAPS. Swaps are contracts in which counterparties agree to pay each other the returns derived from underlying assets with differing characteristics. Swaps generally do not involve the delivery of the underlying assets by the counterparties and the counterparties might not own the underlying assets. The payments are usually made on a net basis, which means that on any given day, a
Fund would receive or pay only the amount by which its payments under the agreement is less than or exceeds the amount of the counterparty's payments.
Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.
They are sophisticated instruments that take many forms and are known by a number of names. Types of SWAPS that certain Funds may invest in include:

                                       15

CAPS or FLOORS: are contracts in which one party agrees to make payments only if an interest rate or idex goes above (CAP) or below (FLOOR) a certain level in return for a fee from the other party.

Credit Default SWAPS: where the seller of the SWAP is required to pay the par
(or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party on the debt obligation. In return, the seller receives from the counterparty a periodic stream of payments over the term of the contract provided that no default event has occurred. If no default occurs, the seller keeps the stream of payments and would have no payment obligations. A fund that is a seller of such SWAPS is subject to investment exposure on the notional amount of the SWAP. A fund that is a buyer of such
SWAPS is subject to credit risk - that the issuer may default or that the seller may not satisfy its payment obligations.

Total Rate of Return SWAPS: are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Funds may invest in foreign and/or emerging markets securities. These securities may include U.S.
dollar-denominated securities and debt securities of foreign governments
(including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Funds may invest in American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and
similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary
Shares, Global Depositary Shares of International Depositary Receipts. ADRs are
receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on a Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that a Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer a Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases.
Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S.
practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S.
securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities.
Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Certain markets may require payment

                                       16

for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.
In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

FORWARD CONTRACTS ON FOREIGN CURRENCY. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. Forward contracts generally are traded in an interbank market conducted directly between traders
(usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's total net assets. A forward currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, a Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies;
it may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A
Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in or exposed to that currency or by participating in options or futures contracts with respect to the currency. A Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S.
dollar). A Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in or exposed to that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a forward contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting a Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

                                       17

A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is unable to cover its forward currency positions with such securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a
Fund's ability to utilize forward contracts may be restricted. In addition, a
Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

OPTIONS ON FOREIGN CURRENCIES. As with other kinds of options transactions, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

ILLIQUID SECURITIES. Certain Funds may make investments in illiquid securities in an amount not exceeding 15% of the Fund's net assets. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and may include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule
144A securities. In most instances restricted securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Funds will not bear the expense of such registration. In determining securities subject to the percentage limitation, a Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Rule 144A securities are not registered under the 1933
Act, but may be purchased or sold without registration by certain institutional investors, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by a Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% (100% for
Pioneer Fund Portfolio) of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the
Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially.

                                       18

However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. Each Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% (100% for Pioneer Fund Portfolio) of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a
Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in a Fund's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, a Fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal
Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances;
prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

TEMPORARY BANK BORROWING: Certain Funds may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Funds may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Subadviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit-backed investment.

                                       19

INVESTMENT IN UNSEASONED COMPANIES: Certain Funds may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. Except for Equity Income, Large Cap and Pioneer
Fund, the Funds have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable.
Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Funds may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Funds may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Funds may involve revolving credit facilities or other standby financing commitments which obligate the Funds to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the
Funds may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT COMPANY SECURITIES: Some Funds may invest in investment company securities including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investment companies are professionally managed portfolios that may invest in any type of instrument.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. The expenses would be in addition to those paid by the Fund for similar services. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Generally, the Funds may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

AFFILIATED BANK TRANSACTIONS: Certain Funds may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons"
of the Fund under the Investment Company Act of 1940. These

                                       20

transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks
(measured by deposits); municipal securities, U.S. government securities with affiliated financial institutions that are primary dealers in these securities;
short-term currency transactions; and short-term borrowings. The Board of
Trustees and the subadvisers of Funds engaged in affiliated bank transactions have established and will periodically review procedures applicable to transactions involving affiliated financial institutions.

INDEXED SECURITIES: Certain Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S.
dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.
Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the Unites
States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain
U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES: These are transactions where a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete the transaction, a Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The market price may be more or less than the price at which the security was sold by the Fund. The Fund will suffer a loss if buys back the security at a higher price and the Fund will realize a gain if it buys back the security at a lower price.

SHORT SALES "AGAINST THE BOX": Some Funds may enter into short sales against the box. If a Fund decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short
(or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

CONVERTIBLE SECURITIES PORTFOLIO

Convertible Securities Portfolio's investment objective is to seek current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the Fund invests at least 80% of its assets in convertible securities ("80% investment policy"). It may invest up to
35% of its assets in synthetic convertible securities.

The Fund is not required to sell securities to conform to this 80% limitation and may retain, on a temporary basis, securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities pending an orderly disposition, to establish long-term holding periods for tax purposes, or for other reasons.

Other investments are allowed, including, but not limited to, unlimited investments in synthetic convertible securities and in equity and debt securities that are not convertible into common stock, when deemed appropriate by the adviser for temporary defensive purposes and up to 10% of its assets to purchase put options on securities for hedging purposes.

                                       21

The Fund will not invest in fixed-income securities that are rated lower than B by Moody's or S&P or comparable unrated securities.

In pursuing its objective, Convertible Securities Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

DISCIPLINED MID CAP STOCK PORTFOLIO

Disciplined Mid Cap Stock Portfolio's investment objective is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. The subadviser selects stocks of companies with a market capitalization similar to the companies in the S&P Mid-Cap 400 Index ("S&P 400 Index"). The S&P
400 Index is a value-weighted stock index consisting of 400 mid-sized U.S.
companies. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the S&P 400 Index.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the S&P
400. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria are overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value.
While these securities have the potential to outperform the securities represented in the S&P 400, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund invests 80% of its assets in companies with a mid size market capitalization ("80% investment policy") The Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the
Fund's cash position, are not generally expected to impact more than 20% of the
Fund's assets at any one time.

In pursuing its objective, Disciplined Mid Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

EQUITY INCOME PORTFOLIO

Equity Income Portfolio's investment objective is to seek reasonable income. The
Fund normally invests at least 80% of assets in equity securities ("80%
investment policy"). The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. The Fund normally invests primarily in income producing securities. The Fund has the flexibility, however, to invest its assets in all types of domestic and foreign securities, including bonds.
When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries.

The subadviser normally invests the Fund's assets according to its investment strategy. The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default in the money market fund's investments could cause its share price to change.

                                       22

ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various techniques such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

Equity Income Portfolio currently is subject to the following fundamental investment restrictions. The Fund may not:

          (1)  with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result; more than 5% of the
     Fund's total assets would be invested in the securities of that issuer or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

          (2)  issue senior securities, except as permitted under the 1940 Act;

          (3)  borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

          (4)  underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the
     1933 Act in the disposition of restricted securities;

          (5)  purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          (6)  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          (7)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

          (8)  lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

          (9)  the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies.

     o  The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     o  The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

     o  The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

                                       23

     o  The Fund does not currently intend to purchase any security if, as a result, more than 15% of its nets assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     o  The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b)
        acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     o  The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     o  The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
        (b) purchase futures contracts or write put options if, as a result, the
        Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FEDERATED HIGH YIELD PORTFOLIO

Federated High Yield Portfolio's investment objective is to seek high current income. The Fund normally invests 80% of its assets in below investment-grade bonds and debt securities ("80% investment policy"). The subadivisor selects a diversified portfolio of fixed income securities. The Fund's investment objective is fundamental.

The Fund invests primarily in fixed-rate corporate debt obligations. The fixed-rate corporate debt obligations in which the Fund may invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, those listed on the chart on Investment Techniques above and the following:

     o  corporate debt obligations having fixed or floating rates of interest and that are rated BBB or lower by nationally recognized statistical rating organizations or comparable unrated securities;

     o  preferred stocks;

     o  equipment trust and lease certificates;

     o  zero coupon bonds;

     o  pay-in-kind securities;

     o  general obligations of any state, territory, or possession of the United
        States, or their political subdivisions; and

     o  equity securities, including synthetic convertible securities and warrants, rights and options.

Under adverse market conditions or to minimize potential losses, the subadviser may assume a temporary defensive position and invest the Fund's assets in cash, cash items, and shorter-term, higher-quality debt securities.

The Fund is aggressively managed and the bonds in which the Fund invests are considered speculative. Therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a an investment-grade bond fund, conservative equity fund or a growth fund that invests entirely in proven growth equities.

                                       24

In pursuing its objective, Federated High Yield Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

FEDERATED STOCK PORTFOLIO

Federated Stock Portfolio's investment objective is to provide growth of income and capital by normally investing at least 80% of its assets in equity securities ("80% investment policy"). The subadviser selects a diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. This investment objective cannot be changed without the approval of shareholders.

The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Fund invests primarily in common stocks of companies selected by the subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies are in the top
25% of their industries with regard to revenues. Other factors, such as product position or market share, which the subadviser may consider, may outweigh revenues. Other permitted investments include, but are not limited to: preferred stocks, corporate bonds, notes, and warrants of these companies, and ADRs (in an amount of not more than 15% of its assets).

In pursuing its objective, Federated Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

LARGE CAP PORTFOLIO

Large Cap Portfolio's investment objective is to seek long-term growth of capital by investing primarily in securities of companies with large market capitalizations. The subadviser normally invests at least 80% of the Fund's assets in securities of companies with large market capitalizations ("80%
investment policy"). Although a universal definition of large market capitalization companies does not exist, for purposes of this Fund, the subadviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index or the Russell 1000. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. The size of companies in each index changes with market conditions and the composition of each index. The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. For purposes of its 80% investment policy, FMR intends to measure the capitalization range of the Russell 1000 Index and the S&P 500 no less frequently than once a month. The Fund normally invests primarily in common stocks.

The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Current holdings and recent investment strategies are described in the Fund's financial reports, which are sent to shareholders twice a year.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

In pursuing its objective, Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

          (1)  with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the
     Fund's total assets would be

                                       25

     invested in the securities of that issuer, or the Fund would hold more than
     10% of the outstanding voting securities of that issuer;

          (2)  issue senior securities, except as permitted under the 1940 Act;

          (3)  borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

          (4)  underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the
     1933 Act in the disposition of restricted securities;

          (5)  purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          (6)  purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          (7)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

          (8)  lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

          (9)  the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies:

     o  The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in future contracts and options are not deemed to constitute selling securities short.

     o  The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

     o  The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

     o  The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     o  The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b)
        acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

                                       26

     o  The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

     o  The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
        (b) purchase futures contracts or write put options if, as a result, the
        Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard International Stock Portfolio's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its assets in equity securities ("80% investment policy"). The Fund invests primarily in
non-U.S. domiciled companies located in developed markets. However, the Fund may have substantial investments in American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), convertible bonds, and other convertible securities.

There is no requirement, however, that the Fund invest exclusively in equity securities, and, if the subadviser deems it to be advisable, the Fund may invest up to 20% of its total asset value in fixed-income securities and short-term money market instruments. The Fund will not invest in fixed-income securities rated lower than investment grade at time of purchase.

Currently the subadviser intends to invest the Fund's assets in companies based in developed markets that the subadviser believes are undervalued based on their return on total capital or equity. Under normal market conditions, the Fund invests at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United
States). The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the subadviser's judgment.

In selecting the Fund's investments, the subadviser seeks to identify inexpensive securities in markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability.
In addition, the subadviser seeks to identify financially productive and undervalued companies in those markets. The subadviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The subadviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the subadviser relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of
"local knowledge" that it believes is critical to successful investment abroad.
To this end, the subadviser communicates with its affiliates outside of the U.S.
for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates is limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The Fund may enter into foreign currency exchange forward contracts to hedge against anticipated changes in foreign currency exchange rates. The Fund may invest up to 20% of its total assets in investment-grade fixed-income securities at the time of purchase and short-term money market instruments. In addition, the Fund may invest in letters of credit and in emerging or unseasoned companies.

When the subadviser believes that business or financial conditions warrant, the
Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies, U.S. government securities, or short-term money market instruments or cash.

                                       27

In pursuing its objective, Lazard International Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental)
investment policies described below under "Investment Restrictions".

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, are incidental to the Fund's investment objective. The
Fund's policy is to invest primarily (I.E., at least 65% of its net assets under normal circumstances) in common stocks of companies that are early in their life cycle but appear to have the potential to become major enterprises (emerging growth companies). Such companies generally are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation and have the products, management and market opportunities that are usually necessary to become more widely recognized as growth companies. However, the Fund may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

The Fund invests primarily in common stocks. The Fund may invest or engage in the following:

     o  convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments;

     o  ADRs and foreign, including emerging markets, securities (up to 15% of its total assets) that may be traded on foreign exchanges (currently the subadviser expects generally to invest between 0% to 10% in such securities.);

     o  foreign currency and forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies;

     o  covered call and put options and may purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes;

     o  stock index futures contracts and options on these instruments for hedging purposes, and

     o  up to 5% of the Fund's total assets in lower-quality fixed-income securities (`junk bonds").

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S.
government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Emerging Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio's investment objective is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies with medium-market capitalization ("80% investment policy").
Medium-market capitalization companies have a market capitalization equal to or exceeding $250 million but not exceeding the top range of the Russell Midcap(TM)
Growth Index at the time of the Fund's investment. The Russell Midcap(TM) Growth
Index is a widely recognized, unmanaged index of mid-cap common stock prices.
The subadviser selects companies that it believes have above-average growth potential.

Consistent with its investment objective, the Fund may invest in up to 10% of its net assets in nonconvertible high-risk, high-yield fixed-income securities that are in the lower rating categories (rated Ba or lower by Moody's

                                       28

or BB or lower by S&P or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (collectively, commonly known as "junk bonds"). Further, the
Fund also may invest up to 20% of its net assets in foreign and emerging markets securities that are not traded on a U.S. exchange (not including ADRs). The Fund may also engage in short sales of securities for up to 15% of its net assets.

The Fund is non-diversified. As a result, the amount of the Fund's assets that may be invested in the securities of any one issuer is limited only by the
Fund's investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, it may be more susceptible to any economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S.
government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Mid Cap Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS VALUE PORTFOLIO

MFS Value Portfolio's investment objective is to seek to provide capital appreciation and reasonable income. The Fund invests, under normal circumstances, at least 65% of its net assets in income producing equity securities of companies which MFS believes are undervalued in the market relative to their long-term potential.

MFS uses a bottom-up, as opposed to a top down, investment style in managing the
Fund. This means that securities are selected based upon fundamental analysis of each issuer (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the Fund's portfolio managers and MFS large group of equity research analysts.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the restrictions set forth below, the Fund may invest up to 35% of its net assets in foreign securities such as
U.S. dollar-denominated securities of foreign issuers and ADRs.

In pursuing its investment objective, MFS Value Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MERRILL LYNCH LARGE CAP PORTFOLIO FUND (FORMERLY, MFS RESEARCH PORTFOLIO)

Merrill Lynch Large Cap Core Portfolio's investment objective is to seek long term capital growth. The Fund invests, under normal circumstances, at least 80%
of its net assets in equity securities of large cap companies that the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000(R) Index ("80% investment policy"). The Fund may continue to hold a security after it has been removed from the Russell 1000(R) Index. While the investment emphasis is on equities, the Fund may also invest in convertible securities, preferred stock, rights, warrants, U.S. Government debt securities, and to a lesser extent, non-convertible debt securities. Additionally, the Fund may hold assets in cash, cash equivalents, short term securities, in such proportions as the subadviser deems appropriate, based on prevailing market or economic conditions, or for temporary defensive purposes.

The subadviser uses a proprietary, multi-factor quantitative model to look for companies within the Russell 1000(R) Index, that in the subadviser's opinion, are consistent with the investment objective of the Fund. The subadviser seeks to invest in securities believed to be undervalued or ones that show good prospects for earnings growth. The Fund seeks securities such that the sum of the relative (to the S&P 500) price-to earnings ratio and price-to-book ratio for a particular security are between 1.75 and 2.25. In seeking to outperform its benchmark, the Russell 1000(R) Index, the Fund will allocate its common stock investments among sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Index, as those sectors are defined by the S&P
500. Individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the Fund as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 1%.

                                       29

The Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the applicable Russell 1000(R) Index, while its sector allocations to smaller capitalized industries generally will be no more that three times that sector's weighting in the Russell 1000(R) Index.
"Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000(R) Index, with any sector representing approximately 10% or more of the index being considered as a
"larger" industry. Notwithstanding these guidelines, the Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000(R)
Index and the Fund is not limited to investing only 10% of its assets in any one sector if the guidelines listed above permit a larger allocation. The subadviser is not required to follow these parameters in selecting securities at all times, and is not required to sell securities if they fall outside of these parameters.

In pursuing its objective, Merrill Lynch Large Cap Core Portfolio currently is subject to fundamental investment policies and operating (non-fundamental)
investment policies described below under "Investment Restrictions".

SOCIAL AWARENESS STOCK PORTFOLIO

Social Awareness Stock Portfolio's investment objective is long-term capital appreciation and retention of net investment income. The Fund seeks to fulfill this objective by selecting investments, primarily equity securities, that Smith
Barney Fund Management ("SBFM"), formerly SSB Citi Fund Management LLC ("SSB
Citi") determines meet its investment screen, based on analysis of data, and, to the extent possible, certain social criteria. SBFM has discretion to determine the source for the data.

The Fund normally invests 80% of its assets in equity securities ("80%
investment policy".) The portfolio manager generally selects common stocks that are diversified across industries and companies. For defensive purposes or for temporary investment of cash flows, however, the Fund may invest in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

SOCIAL CRITERIA. SBFM uses certain supportive social criteria in seeking common stocks that are acceptable investments for the Fund. Supportive criteria are such factors as favorable attitudes toward preserving the environment, waste management strategies, and supportive employee work environments. Companies are avoided as unacceptable investments for the Fund if a significant portion of their revenues, as determined by SBFM, is derived from: (1) producing tobacco, tobacco products, alcohol, or military defense systems; or (2) providing military defense related services or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

The Fund's principal objective does not preclude it from realizing short-term gains when the subadviser believes that conditions suggest the Fund's long-term goal is best accomplished by such short-term transactions. Further, if a company fails to meet the Fund's social criteria after it has purchased the company's common stock or if the Fund inadvertently acquires a security that is not an acceptable investment, SBFM may determine to sell such securities within a reasonable period of time. However, the subadviser does not anticipate engaging in active and frequent trading as it generally manages the Fund in a "buy and hold" style.

OPERATING POLICIES. Changes in the Fund's investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The Fund's investments will not be concentrated in any one industry, which means that no more than twenty-five percent of the value of its assets will be invested in any one industry. While the Fund may occasionally invest in foreign securities through ADRs, it is not anticipated that such investments will, at any time, account for more than ten percent of its investment portfolio.

The Fund's assets generally are kept fully invested except that: (1) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (2) reasonable amounts of cash, U.S. government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with its investment policies. When the subadviser determines that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, however, investments may be made in cash and cash investments, bonds, notes, or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

The Fund does not intend to make short sales of securities or make purchases on margin, except for short-term credits that are necessary for the clearance of transactions, except as permitted under the 1940 Act.

                                       30

In pursuing its objective, Social Awareness Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

TRAVELERS QUALITY BOND PORTFOLIO

Travelers Quality Bond Portfolio's investment objective is to seek current income, moderate capital volatility and total return. The Fund normally invests
80% of its assets in investment-grade bonds and debt obligations ("80%
investment policy"). Such bonds and obligations include, but not limited to:

     o  treasury bills;

     o  repurchase agreements;

     o  commercial paper and other short term instruments;

     o  bank certificates of deposit and bankers' acceptances; and

     o  publicly traded debt securities, including bonds, notes, and debentures;
        and

     o  equipment trust certificates.

Permissible securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or a different issuer, or participation based on revenues, sales or profits. The adviser anticipates that the Fund will maintain an average portfolio duration not exceeding five years. In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average duration.
Investment in longer-term obligations may be made if the investment adviser concludes that the investment yields justify a longer-term commitment. No more than 25% of the value of the Fund's assets will be invested in any one industry.

The Fund is actively managed, and investments may be sold prior to maturity if the adviser deems it to be advantageous in light of factors such as market conditions or brokerage costs. While the Fund's investments are generally not listed securities, there are firms that make markets in the type of debt instruments that the Fund holds. The adviser anticipates no problems of liquidity with the Fund's investments.

From time to time, the Fund may commit to purchase when-issued securities. The
Fund also may purchase and sell interest-rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the portfolio securities.

In pursuing its objective, Travelers Quality Bond Portfolio currently is subject to investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. Government Securities Portfolio's investment objective is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Fund normally invests at least 80% of its assets in U.S.
government securities, which includes obligations of the U.S. Government and of its agencies, instrumentalities, and government-sponsored enterprises as defined earlier in this SAI ("80% investment policy").

Not all U.S. government securities are backed by the full faith and credit of the United States. For example, obligations issued by Fannie Mae are supported by its right to borrow from the U.S. Treasury. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Agency, are backed only by the credit of the issuing entity. Although U.S. government securities generally are considered to be high quality, there is no assurance that the U.S.
Government would provide financial assistance to an agency, instrumentality or government-sponsored enterprise if it were not obligated by law to do so.

The Fund may purchase put and call options and other instruments and strategies described above, including futures contracts as a hedge against changes in interest rates.

In pursuing its objective, U.S. Government Securities currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                                       31

PIONEER FUND PORTFOLIO (FORMERLY UTILITIES PORTFOLIO)

Pioneer Fund Portfolio seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities.
Most of the Fund's assets are invested in common stocks and other equity securities, primarily of U.S. issuers, such as preferred stocks, depository receipts and securities convertible into common stock, but the Fund may also invest in debt securities and cash equivalent investments. The Fund may not invest more than 10% of its total assets in securities of non-U.S. issuers.

In pursuing its objective, Pioneer Fund Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

The objective of the Zero Coupon Bond Fund Portfolio is to provide as high an investment return as is consistent with the preservation of capital. The
Portfolio's investment objective is fundamental.

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Fund at substantial discounts from their value at maturity. The
Fund may not be appropriate for investors who do not plan to have their premiums invested in Fund shares for the long-term or until maturity.

Under normal circumstances, the Fund invests at least 80% of its assets in Zero
Coupon securities, a term used collectively for stripped Treasury securities, stripped government securities, stripped corporate securities and stripped
Eurodollar obligations and other stripped securities, all described below ("80%
investment policy"). Zero Coupon securities may consist of:

          (l)  debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively,
     "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of a Fund's assets);

          (2)  other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped
     Government Securities");

          (3)  zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate
     Securities");

          (4)  stripped principal obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 15% limitation for such securities; and

          (5)  stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

The remaining 20% of the Fund's assets may be invested in non-zero coupon securities such as common stock and other equity securities, interest-paying bonds and other debt securities, and money market instruments. In addition, the
Fund will not purchase illiquid securities, including restricted or other securities that are not readily marketable (such as repurchase agreements with maturities in excess of seven days) if more than 15% of the Fund's total assets would be invested in such securities.

In pursuing its objective, the Zero Coupon Bond Fund Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

                                       32

                             INVESTMENT RESTRICTIONS

At a shareholder meeting held April 30, 1999, the Funds (generally excluding
Equity Income and Large Cap Portfolios and except as indicated otherwise below)
adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

Each of the Trust's Portfolios (including Equity Income and Large Cap
Portfolios), irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

     1.   DIVERSIFICATION: (except MFS Mid Cap Growth Portfolio) with respect to
75% of its assets, a Fund may not purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

     2.   INDUSTRY CONCENTRATION: a Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry.
For purposes of this policy, there is no limit on: (1) investments in U. S.
government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities;
or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

     3.   BORROWING: a Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

     4.   REAL ESTATE: a Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

     5.   LENDING: a Fund may not make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

     6.   COMMODITIES: a Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

     7.   UNDERWRITING: a Fund may not be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

     8.   SENIOR SECURITIES: a Fund may not issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies that each Fund
(generally excluding Equity Income and Large Cap Portfolios and except as otherwise noted below) currently complies with:

     1.   MFS MID CAP GROWTH PORTFOLIO is "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, the Fund may not purchase a security (other than a U.S. government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

                                       33

     2.   BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions;
and (4) the lending of securities ("leverage transactions"). (See Fundamental
Policy No. 3 "Borrowing.")

     3.   LIQUIDITY: No Fund will invest more than 15% of its net assets in: (1)
securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act
("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the
Trust's Board of Trustees.

     4.   EXERCISING CONTROL OF ISSUERS: No Fund will make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

     5.   OTHER INVESTMENT COMPANIES: No Fund will invest in securities of another investment company, except to the extent permitted by the 1940 Act and the rules, and regulations and exemptions thereunder.

     6.   SHORT SALES:

          a.   For Disciplined Mid Cap Stock, Merrill Lynch Large Cap Core, and
     U.S. Government Securities Portfolios: no Fund will sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

          b.   For Zero Coupon Bond Fund Portfolio (Series 2005): no Fund will make short sales of securities or maintain a short position, except to the extent of 5% of the Fund's net assets (excluding the value of any securities sold short against-the-box), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

          c.   For Federated High Yield Portfolio: the Fund will not sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions, and provided that transactions in options, and futures contracts and options on futures are not deemed to constitute selling securities short.

     7.   PURCHASING ON MARGIN: No Fund will purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts or other permissible investments shall not constitute purchasing securities on margin.

     8.   LENDING: No Fund will lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

     9.   PLEDGING: No Fund will pledge its assets except as permitted by the
1940 Act.

     10.  SHAREHOLDER NOTICE (except MFS Emerging Growth, MFS Value, Pioneer
Fund Portfolio): Each Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

                              VALUATION AND PRICING

VALUATION. We determine current value for a Fund's portfolio securities as follows:

     o  securities traded on national securities markets are valued at the closing prices on such markets

     o  (except for Equity Income Portfolio and Large Cap Portfolio) securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources

                                       34

     o  (Equity Income Portfolio and Large Cap Portfolio only) securities for which no sales prices were reported and U.S. government and agency obligations are valued at the last reported bid prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources

     o  securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity

A Fund values short-term money market instruments with maturities of 60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market value. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("Exchange") is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request.
The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

We compute the Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the
Exchange is closed, other than customary weekend and holiday closings; (2)
trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from each Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When a Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal income tax basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Trust's Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the trustees or other parties so designated by the trustees. The following tables give information about each trustee and the officers of the
Funds.

                                       35

OFFICERS AND INTERESTED TRUSTEES

                                                                                                      Number of
                                                                                                      Portfolios
                                            Term of                                                   in Fund      Other
                                            Office and                                                Complex      Directorships
                          Position(s)       Length of        Principal Occupation During Last Five    Overseen by  Held by
Name Address and Age      Held with Fund    Time Served      Years                                    Director     Director
------------------------- ----------------- ---------------- ---------------------------------------- ------------ ----------------
*R. Jay Gerken            Trustee           Since 2002       Managing Director (1989 to present) of   11           Managing
399 Park Avenue                                              Salomon Smith Barney Inc. ("SSB");                    Director of SSB
New York, NY                                                 Chairman, President and CEO of Smith
Age 51                                                       Barney Fund Management LLC; Travelers
                                                             Investment Adviser, Inc. and CitiFund
                                                             Management Inc. Chairman, Chief
                                                             Executive Officer and President, Board
                                                             of Managers (2002-present), six
                                                             Variable Annuity Separate Accounts of
                                                             The Travelers Insurance Company+;
                                                             Chairman, Board of Trustees (2002-
                                                             present), five Mutual Funds sponsored
                                                             by The Travelers Insurance Company.++

Ernest J. Wright          Secretary to      Since 1994       Vice President and Secretary             11           N/A
One Cityplace             the Board                          (1996-present), Assistant Secretary
Hartford, Connecticut                                        (1994-1996), Counsel (1987-present),
Age 62                                                       The Travelers Insurance Company;
                                                             Secretary (1994-present), six Variable
                                                             Annuity Separate Accounts of The
                                                             Travelers Insurance Company+;
                                                             Secretary (1994-present), five Mutual
                                                             Funds sponsored by The Travelers
                                                             Insurance Company.++

Kathleen A. McGah         Assistant         Since 1995       Deputy General Counsel (1999 -           11           N/A
One Cityplace             Secretary to                       present); Assistant Secretary
Hartford, Connecticut     The Board                          (1995-present), The Travelers Insurance
Age 52                                                       Company; Assistant Secretary
                                                             (1995-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Assistant
                                                             Secretary, (1995-present), five Mutual
                                                             Funds sponsored by The Travelers
                                                             Insurance Company.++ Prior to January
                                                             1995, Counsel, ITT Hartford Life
                                                             Insurance Company.

Lewis E. Daidone          Chief             Since 1996       Managing Director of SSB since 1990.     11           N/A
125 Broad Street          Administrative                     Director and Senior Vice President of
New York, New York        Officer                            Smith Barney Fund Management LLC and
Age 45                                                       Travelers Investment Adviser Inc.;
                                                             Senior Vice President and Chief
                                                             Administrative Officer of Citigroup
                                                             Asset Management sponsored funds,
                                                             formerly Chief Financial Officer and
                                                             Treasurer; Treasurer (1996-2002), five
                                                             Mutual Funds sponsored by The
                                                             Travelers Insurance Company.++ Prior
                                                             to 1990, he was Senior Vice President
                                                             and CFO of Cortland Financial Group,
                                                             Inc. (1984-1990), Assistant
                                                             Controller, Reserve Group (1982-1984);
                                                             Ernst & Young (1980-1982).
------------------------- ----------------- ---------------- ---------------------------------------- ------------ ----------------
Richard L. Peteka         Treasurer         Since 2002       Director and Head of Internal Control    11           N/A
125 Broad Street                                             for Citigroup Asset Management U.S.
New York, New York                                           Mutual Fund Administration from
Age 41                                                       1999-2002. Vice President, Head of
                                                             Mutual Fund Administration at
                                                             Oppenheimer Capital. Treasurer of
                                                             several investment companies
                                                             associated with Salomon Smith Barney
                                                             Inc.; Treasurer (2002-present), five
                                                             Mutual Funds sponsored by The
                                                             Travelers Insurance Company.

Kaprel Ozsolak            Controller        Since 2002       Vice President of Salomon Smith Barney   11           N/A
125 Broad Street                                             Inc.; Controller (2002-present), five
New York, New York                                           Mutual Funds sponsored by The Travelers
Age 36                                                       Insurance Company.

                                                36

INDEPENDENT TRUSTEES

                                                                                                      Number of
                                                                                                      Portfolios
                                            Term of                                                   in Fund      Other
                                            Office and                                                Complex      Directorships
                          Position(s)       Length of        Principal Occupation During Last Five    Overseen by  Held by
Name Address and Age      Held with Fund    Time Served      Years                                    Director     Director
------------------------- ----------------- ---------------- ---------------------------------------- ------------ ----------------
Robert E. McGill, III     Trustee           Since 1974       Retired manufacturing executive.         11           None
295 Hancock Street                                           Director (1983-1995), Executive Vice
Williamstown, MA                                             President (1989-1994) and Senior Vice
Age 71                                                       President, Finance and Administration
                                                             (1983-1989), The Dexter Corporation
                                                             (manufacturer of specialty chemicals
                                                             and materials); Vice Chairman
                                                             (1990-1992), Director (1983-1995),
                                                             Life Technologies, Inc. (life
                                                             science/biotechnology products);
                                                             Director, (1994-1999), The Connecticut
                                                             Surety Corporation (insurance);
                                                             Director (1995-2000), Chemfab
                                                             Corporation (specialty materials
                                                             manufacturer); Director (1999-2001),
                                                             Ravenwood Winery, Inc.; Director
                                                             (1999-2003), Lydall Inc. (manufacturer
                                                             of fiber materials); Member, Board of
                                                             Managers (1974-present), six Variable
                                                             Annuity Separate Accounts of The
                                                             Travelers Insurance Company+; Trustee
                                                             (1990-present), five Mutual Funds
                                                             sponsored by The Travelers Insurance
                                                             Company.++

Lewis Mandell             Trustee           Since 1990       Professor of Finance and Managerial      11           Director
Trustee                                                      Economics, University at Buffalo since                (2000-present),
160 Jacobs Hall                                              1998.  Dean, School of Management                     Delaware North
Buffalo, NY                                                  (1998-2001), University at Buffalo;                   Corp.
Age 60                                                       Dean, College of Business Administration              (hospitality
                                                             (1995-1998), Marquette University;                     business)
                                                             Professor of Finance
                                                             (1980-1995) and Associate Dean
                                                             (1993-1995), School of Business
                                                             Administration, and Director, Center
                                                             for Research and Development in
                                                             Financial Services (1980-1995),
                                                             University of Connecticut; Member,
                                                             Board of Managers (1990-present), six
                                                             Variable Annuity Separate Accounts of
                                                             The Travelers Insurance Company+;
                                                             Trustee (1990-present), five Mutual
                                                             Funds sponsored by The Travelers
                                                             Insurance Company.++

Frances M. Hawk,          Trustee           Since 1991       Private Investor, (1997-present);        11           None
CFA, CFP                                                     Portfolio Manager (1992-1997), HLM
Trustee                                                      Management Company, Inc. (investment
108 Oxford Hill Lane                                         management); Assistant Treasurer,
Downingtown, PA                                              Pensions and Benefits.  Management
Age 55                                                       (1989-1992), United Technologies
                                                             Corporation (broad-based designer and
                                                             manufacturer of high technology
                                                             products); Member, Board of Managers
                                                             (1991-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Trustee
                                                             (1991-present), five Mutual Funds
                                                             sponsored by The Travelers Insurance
                                                             Company.++

--------------

+  The six Variable Annuity Separate Accounts are: The Travelers Growth and
   Income Stock Account for Variable Annuities, The Travelers Quality Bond
   Account for Variable Annuities, The Travelers Money Market Account for
   Variable Annuities, The Travelers Timed Growth and Income Stock Account for
   Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable
   Annuities and The Travelers Timed Aggressive Stock Account for Variable
   Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio,
   High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

*  Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an
   indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

                                       37

Effective January 1, 2003, Mr. Knight Edwards retired from his directorship on the Board. He remains as an emeritus director.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Committee also periodically reviews Board governance procedures, composition of the Board, compensation for the Board of Directors and the Committee monitors the performance of legal counsel employed by the Funds and the independent directors. The Nominating and
Administration Committee will consider nominee recommendations by shareholders.
Such recommendations should be submitted to the Fund in care of The Travelers
Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2002, the Nominating and Administration Committee met two
times.

The Audit Review Committee monitors the appointment, compensation and termination of the Funds' independent auditors. The Committee also monitors the overall quality of the Funds' financial reports and other financial information, the independence and audit work of the Funds' independent auditors and the
Funds' financial reporting policies, practices and internal controls. For the year ended December 31, 2002, the Audit Review Committee met two times.

For the year ended December 31, 2002, the members of the Nominating and Audit
Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances
M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of
Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $25,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers
Insurance Company and the six Variable Annuity Separate Accounts established by
The Travelers Insurance Company. They also receive an aggregate fee of $3,500 for each meeting of such Boards attended and an additional fee of $1,000 for the second and each subsequent day of a regular scheduled meeting. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72. Upon reaching 80 years of age, a Director must elect status as a emeritus director. An emeritus director will receive 50% of the annual retainer and 50% of meeting fees, if attended, but in no event for more than 10 years.
The chart below shows the compensation paid to Board Members for the year ended
December 31, 2002.

COMPENSATION TABLE.
INTERESTED TRUSTEES

                                                                    PENSION OR RETIREMENT       TOTAL COMPENSATION FROM
NAME OF PERSON,                        AGGREGATE COMPENSATION     BENEFITS ACCRUED AS PART    FUND AND FUND COMPLEX PAID
POSITION                                    FROM FUND(1)              OF FUND EXPENSES               TO DIRECTORS
------------------------              --------------------------  --------------------------  ----------------------------
Jay Gerken
  Chairman and Trustee.............              N/A                         N/A                          N/A

INDEPENDENT TRUSTEES

                                                                     PENSION OR RETIREMENT       TOTAL COMPENSATION FROM
  NAME OF PERSON,                       AGGREGATE COMPENSATION     BENEFITS ACCRUED AS PART    FUND AND FUND COMPLEX PAID
  POSITION                                    FROM FUND1               OF FUND EXPENSES               TO DIRECTORS
  -----------------------              --------------------------  --------------------------  ----------------------------
     Knight Edwards
       Trustee......................           $ 3,636                        N/A                      $ 40,000
     Robert E. McGill, III
       Trustee......................           $ 3,955                        N/A                      $ 43,500
     Lewis Mandell
       Trustee......................           $ 3,955                        N/A                      $ 43,500
     Frances M. Hawk, CFA, CFP
       Trustee......................           $ 3,955                        N/A                      $ 43,500

-----------------
1.   No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

                                       38

The table below sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the complex of Funds, as of
December 31, 2002.

                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                        SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES OVERSEEN BY
                                           DOLLAR RANGE OF EQUITY SECURITIES IN      DIRECTORS IN FAMILY OF INVESTMENT
DIRECTOR                                               THE COMPANY                               COMPANIES
----------                                ---------------------------------------  ---------------------------------------
R. Jay Gerkin..........................                    None                                     None
Robert E. McGill, III..................                    None                                     None
Lewis Mandell..........................                    None                                     None
Frances M. Hawk........................                    None                                     None

                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Funds and their investment advisers and subadvisers have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

                          INVESTMENT ADVISORY SERVICES

As described above, the Board monitors the activities of those entities that provide investment management and subadvisory services to the Funds. TAMIC provides investment supervision to certain Funds described herein in accordance with each Fund's investment objectives, policies and restrictions. The advisers'
responsibilities generally include the following:

          (1)  engaging the services of one or more firms to serve as subadvisers to the Funds;

          (2)  reviewing from time to time the investment policies and restrictions of the Funds in light of the Fund's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;

          (3)  supervising the investment program prepared for the Funds by the subadviser;

          (4)  monitoring, on a continuing basis, the performance of the Fund's securities;

          (5)  arranging for the provision of such economic and statistical data as the advisers shall determine or as may be requested by the Board; and

          (6)  providing the Board with such information concerning important economic and political developments as the advisers deem appropriate or as the Board requests.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

As previously noted, the Board of Trustees oversees the Funds' investment advisers and determines whether to approve and renew the Funds' Investment
Advisory Agreements. In reviewing the Agreements, the Board

                                       39

considered a number of factors, many of which are discussed below, but did identify any single factor as controlling.

Capability of the Investment Adviser to Provide Services

The Board considered, among other things, the experience and expertise of each
Investment Adviser's personnel. The Board considered such factors as other clients or Funds for which the Adviser performs similar services, investment performance of such other clients or Funds, the length of service to such other clients or Funds and the size of asset pools advised. Additionally, the Board also considered the educational background and professional experience of the
Adviser's personnel. The Board also considered the availability of such personnel to the appropriate Fund, as well as each Adviser's policies relating to the assignment of personnel to the Funds.

Regulatory Compliance History

The Board considered whether any of the Advisers or any affiliate thereof had any regulatory compliance problems. The Board considered the number and type of complaints, if any, involving the Adviser, and considered any inquiries involving the Adviser by the SEC or other federal or state agencies.

Investment Performance of the Funds

The Board reviewed the performance of each Fund from several perspectives. The
Board considered how well each Fund achieved its objective. The Board also compared each Fund's performance with other funds with similar objectives and policies, but with different Advisers. Additionally, the Board compared the performance of each Fund with appropriate market indices.

Profitability of the Investment Adviser

The Board considered the reasonableness of each Adviser's profit, if any, from the fees under each Agreement. The Board assessed the fees in light of each
Adviser's overall financial position. The Board considered the appropriateness of the method by which the costs to the Adviser of providing services are computed. The Board examined any collateral benefits to the Adviser as a result of providing services to the Fund as well as collateral benefits to the Fund as a result of its relationship with the Adviser.

Expenses

The Board considered data on the advisory fees of a representative sample of funds that are comparable to each Fund. The Board also considered the expense ratios of a representative sample of funds comparable to each Fund. The Board reviewed whether there have been any economies of scale realized because of common management with other Funds or other Funds managed by the Adviser and considered the potential for further economies of scale.

After evaluation of information received at regular meetings throughout the year, the Board concluded that each Fund's investment advisory agreement is reasonable and fair to the Fund and its shareholders and should be continued.

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC")

TAMIC was incorporated in 1978 under the laws of the State of New York. On
February 15, 2000 TAMIC was converted into a Delaware Limited Liability Company.
TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Citigroup Inc., and its principal offices are located at 242
Trumbull Street, Hartford, Connecticut, 06115. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

MANAGEMENT OF CONVERTIBLE SECURITIES PORTFOLIO, TRAVELERS QUALITY BOND
PORTFOLIO, U.S. GOVERNMENT SECURITIES PORTFOLIO AND ZERO COUPON BOND FUND
PORTFOLIO (SERIES 2005)

David A. Tyson serves as the Portfolio Manager of the Convertible Securities
Portfolio and the Zero Coupon Bond Fund. Mr. Tyson is President and Chief
Investment Officer of TAMIC and Senior Vice President of The Travelers Insurance
Company. His previous responsibilities include managing The Travelers
Derivatives, Mortgage-Backed and Quantitative Investment Group. Mr. Tyson joined
Travelers in 1985 and TAMIC in 1994.

                                       40

F. Denney Voss is the Portfolio Manager of the Travelers Quality Bond Portfolio.
He is a Senior President and Chief Investment Officer of TAMIC.

Gene Collins is the Portfolio Manager of the U.S. Government Securities
Portfolio. He is a Senior Vice President of TAMIC.

For serving as investment adviser to the Trust, TAMIC receives a fee, equal on an annual basis to the percentages of the average daily net assets of each Fund that is set forth in the table below. Investment advisory fees are computed daily and are paid monthly, (except for the Zero Coupon Bond Fund Portfolio, which is paid weekly):

                                         ADVISORY FEE PAID TO
                                       TAMIC % OF AVERAGE DAILY      SUBADVISORY FEE PAID BY
FUND                                          NET ASSETS              TAMIC TO SUBADVISERS             EXPENSE CAP
-------                                --------------------------   --------------------------   -------------------------
Convertible Securities Portfolio....              0.60%                          N/A                      0.80%
Disciplined Mid Cap Stock...........              0.70%                        0.35%                      0.95%
Equity Income.......................              0.75%                        0.45%                      0.95%
Federated High Yield................              0.65%                        0.40%                      0.95%
Federated Stock.....................             0.625%                       0.375%                      0.95%
Large Cap...........................              0.75%                        0.45%                      0.95%
Lazard International Stock..........             0.825%                       0.475%                      1.25%
MFS Emerging Growth.................              0.75%                       0.375%                      0.95%
MFS Mid Cap Growth..................              0.80%                       0.375%                      1.00%
MFS Value Portfolio.................              0.75%                       0.375%                      1.00%
ML Large Cap Core...................              0.80%                       0.375%                      1.00%
Pioneer Fund Portfolio..............              0.75%                       0.375%                      1.25%
Travelers Quality Bond..............            0.3233%                          N/A                      0.75%
U.S. Government Securities..........            0.3233%                          N/A                      1.25%
Zero Coupon Bond Fund Portfolio.....              0.10%                          N/A                      0.15%

Under a management agreement with the Trust, the Company has agreed to reimburse each of the portfolios of the Trust for the amounts by which its aggregate annual expenses, including investment advisory fees, but excluding brokerage commissions, interest charges and taxes, exceeds the expense caps shown on the previous table of each Portfolio's average net assets for any year. For the years ended December 31, 2000, 2001, and 2002 the Trust received the reimbursement for certain Portfolios of the Fund from the Company as follows:

FUNDS                                          2002         2001         2000
-----                                       ----------   ----------   ----------
Convertible Securities Portfolio ........   $    6,833   $        0   $   18,530
Disciplined Mid Cap Stock ...............   $        0   $        0   $        0
Equity Income ...........................   $        0   $        0   $        0
Federated High Yield ....................   $        0   $        0   $        0
Federated Stock .........................   $        0   $        0   $        0
Large Cap ...............................   $        0   $        0   $        0
Lazard International Stock ..............   $        0   $        0   $        0
MFS Emerging Growth .....................   $        0   $        0   $        0
MFS Mid Cap Growth ......................   $        0   $        0   $        0
MFS Value Portfolio .....................   $   44,292   $   28,095   $   15,528
ML Large Cap Core .......................            0            0            0
Travelers Quality Bond ..................   $        0   $        0   $        0
U.S. Government Securities ..............   $        0   $        0   $        0
Zero Coupon Bond Fund (Series 2005) .....   $   68,397   $   57,934   $   46,621

The investment advisory fees paid to TAMIC by each Fund during the last three fiscal years were:

                                       41

FUNDS                                          2002         2001         2000
-----                                       ----------   ----------   ----------
Convertible Securities Portfolio ........   $  292,925   $  249,266   $  103,582
Disciplined Mid Cap Stock ...............   $  813,596   $  752,173   $  449,733
Equity Income ...........................   $1,487,573   $1,378,085   $1,076,576
Federated High Yield ....................   $  272,519   $  259,593   $  290,236
Federated Stock .........................   $  216,557   $  277,073   $  278,953
Large Cap ...............................   $1,611,925   $1,939,052   $1,936,836
Lazard International Stock ..............   $  918,645   $1,091,320   $1,111,513
MFS Emerging Growth .....................   $1,426,783   $2,232,072   $3,459,333
MFS Mid Cap Growth ......................   $1,505,346   $2,350,565   $1,759,504
MFS Value Portfolio .....................   $  239,112   $  205,081   $  157,909
ML Large Cap Core .......................   $1,067,422   $1,492,978   $1,656,825
Travelers Quality Bond ..................   $  582,525   $  347,194   $  196,245
U.S. Government Securities ..............   $  550,096   $  363,929   $  223,855
Zero Coupon Bond Fund (Series 2005) .....   $    6,090   $    5,152   $    3,597

SMITH BARNEY FUND MANAGEMENT LLC ("SBFM")

SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted into a Delaware limited liability company in 1999. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings, Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is a registered as an investment adviser under the Investment Advisers Act of 1940 and is primarily engaged in the investment advisory business. SBFM furnishes investment management and advisory services to Social Awareness Stock Portfolio in accordance with the terms of an investment advisory agreement dated May 1, 1995, which was approved by shareholders at a meeting held on April 28, 1995. SBFM is located at 125 Broad Street, New York, New York 10004. For furnishing investment management and advisory services to the Fund, SBFM is paid an annual fee at the rate set forth in the advisory fee schedule below. The fee is computed daily and paid weekly.

        ANNUAL MANAGEMENT FEE            FUND'S AGGREGATE NET ASSET VALUE
    -----------------------------    ----------------------------------------
          0.65% of the first                   $  50,000,000 plus
          0.55% of the next                    $  50,000,000 plus
          0.45% of the next                    $100,000,000 plus
          0.40% of the over                    $200,000,000

The total advisory fees paid to SBFM by Social Awareness Stock Portfolio for the years ended December 31, 2000, 2001 and 2002 were $443,684, $498,797, and
$450,451 respectively.

Under a management agreement with the Fund, the Company has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the years ended December 31, 2000, 2001, and 2002 the Fund received no reimbursement from the Company.

Prior to May 1, 2003, SBFM also managed the day-to-day investment operations of
Pioneer Fund Portfolio (formerly, Utilities Portfolio) under an investment advisory agreement approved by the Board. Under the agreement, SBFM was responsible for furnishing or causing to be furnished to Pioneer Fund Portfolio
(formerly, Utilities Portfolio) advice and assistance with respect to the acquisition, holding or disposal of securities, and recommendations with respect to other aspects and affairs of its portfolio. Under the previous agreement,
Pioneer Fund Portfolio (formerly, Utilities Portfolio) paid SBFM an advisory fee at the annual rate of 0.65% for its services as investment adviser. The fee was computed daily and paid monthly.

The total advisory fees paid to SBFM by Pioneer Fund Portfolio (formerly,
Utilities Portfolio) for the years ended December 31, 2000, 2001, and 2002 were
$223,375, $311,552, and $183,378, respectively.

Under the previous management agreement with the Fund, the Company has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage

                                       42

commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the years ended December 31, 2002, 2001 and 2000, the
Fund received no reimbursement from the Company.

MANAGEMENT OF SOCIAL AWARENESS STOCK William Theriault has served as the portfolio manager to Social Awareness Stock Portfolio since August of 2001. Mr.
Theriault is a Director and Portfolio Manager of SBFM. Mr. Theriault is a
Chartered Financial Analyst.

INVESTMENT SUBADVISERS

Under the terms of investment subadvisory agreements, each subadviser provides an investment program for the Funds. The subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the particular Fund's investment objective, policies, and restrictions and to the supervision of the Board and TAMIC) and places, in the Fund's name, all orders for execution of the portfolio transactions. In addition, Fidelity Management & Research Company ("FMR") and
Lazard Asset Management also are authorized to execute the orders. In the case of the other subadvisers, TAMIC is responsible for executing the orders.

For services rendered to the Portfolios, each subadviser charges a fee to TAMIC.
No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so. Certain subadvisers make payments from their resources to Travelers Distribution LLC in support of marketing the
Funds that they subadvise.

SUBADVISER: FEDERATED INVESTMENT MANAGEMENT COMPANY
FEDERATED HIGH YIELD PORTFOLIO, FEDERATED STOCK PORTFOLIO

Federated Investment Management Company ("Federated"), a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940
Act. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting)
shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr.
Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President
and Trustee of Federated Investors, Inc.

Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts.
Certain other subsidiaries also provide administrative services to a number of investment companies. With over $195 billion as of December 31, 2002 invested across more than 139 funds under management and/or administration by its subsidiaries, as of December 31, 2002, Federated Investors, Inc. is one of the
largest mutual fund investment managers in the United States. With more than
1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

FEDERATED HIGH YIELD PORTFOLIO. Federated acts as subadviser for Federated High
Yield Portfolio under an investment subadvisory agreement between TAMIC and
Federated. In its capacity as subadviser, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which Federated receives an annual fee from TAMIC.

Under the subadvisory agreement with TAMIC, Federated is paid an advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 2000, 2001, and
2002 the subadvisory fees TAMIC paid Federated for the Federated High Yield
Portfolio were $178,607, $159,750, and $167,704 respectively.

MANAGEMENT OF THE FEDERATED HIGH YIELD PORTFOLIO. Mark E. Durbiano serves as the portfolio manager to Federated High Yield Portfolio. Mr. Durbiano joined
Federated Investors in 1982 and has been a Senior Vice President of a Federated affiliate since January of 1996. Mr. Durbiano is a Chartered Financial Analyst.

Nathan H. Kehm became the Fund Portfolio's manager on May 1, 2001. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to
Assistant Vice President and Senior Investment Analyst of the Fund's sub-adviser in January 1999 and to Vice President in January 2001. Mr. Kehm served as a
Relationship Manager structuring financing transactions with Mellon Bank, N.A.
from August 1993 to December 1997. Mr. Kehm is a Charter Financial Analyst. He
earned his M.B.A. from the University of Pittsburgh.

FEDERATED STOCK PORTFOLIO. Federated also serves as subadviser to Federated
Stock Portfolio. Under a subadvisory agreement with TAMIC, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments. Under the agreement, TAMIC pays
Federated a

                                       43

subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December
31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid Federated for the
Federated Stock Portfolio were $167,372, $166,244, and $129,934, respectively.

MANAGEMENT OF FEDERATED STOCK PORTFOLIO. Kevin R. McCloskey, Steven J. Lehman
and John L. Nichol serve as the managers of the Portfolio.

Kevin R. McCloskey joined Federated in 1999 as a Portfolio Manager and a Vice
President. Previously, Mr. McCloskey served as a Portfolio Manager and investment/quantitative analyst at Killian Asset Management Corporation. Mr.
McCloskey is a Chartered Financial Analyst.

Steven J. Lehman has been the Fund's Portfolio Manager since May 2003. Mr.
Lehman joined the Fund's subadviser in May 1997 as a Portfolio Manager and Vice
President. He has been a Senior Portfolio Manager since 1998. From 1986 to May
1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior
Portfolio Manager at First Chicago NBD. Mr. Lehman is a Chartered Financial
Analyst; he received his M.A. from the University of Chicago.

John L. Nichol has been the Fund's Portfolio Manager since May 2003. Mt. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior
Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of Federated in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He
received his M.B.A. with an emphasis in finance and management and information science from Ohio State University.

SUBADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
EQUITY INCOME PORTFOLIO
LARGE CAP PORTFOLIO

Fidelity Management & Research Company ("FMR") serves as the subadviser to
Equity Income and Large Cap Portfolios under a subadvisory agreement with TAMIC.
FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614.

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity
Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research
(Far East) Inc. (FMR Far East). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C.
Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all
Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where on individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

EQUITY INCOME PORTFOLIO. Under the agreement with TAMIC, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December
31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid FMR were $646,028,
$813,718, and $894,504, respectively.

MANAGEMENT OF EQUITY INCOME PORTFOLIO. Steve DuFour is portfolio manager of the
Equity Income Portfolio. He also manages the Fidelity Equity-Income II Fund. Mr.
DuFour has been associated with FMR since 1992.

LARGE CAP PORTFOLIO. FMR also serves as subadviser to the Large Cap Portfolio under a subadvisory agreement with TAMIC. Under the agreement, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December
31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid FMR were $1,163,658,
$1,173,054, and $992,245, respectively.

MANAGEMENT OF LARGE CAP PORTFOLIO. Karen Firestone is the manager of Large Cap
Portfolio. Ms. Firestone also manages mutual funds and other investment accounts for Fidelity Management Trust Company. She has been associated with FMR since
1983.

                                       44

FMR SUBSUBADVISORY ARRANGEMENTS. FMR has subsubadvisory agreements with FMR U.K.
and FMR Far East. TAMIC is also a party to these agreements in its capacity as investment adviser. These subsubadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the subsubadvisory agreements, FMR pays FMR U.K. fees equal to 110%and FMR Far East fees equal to
105% of the costs of providing these services.

The subsubadvisers may also provide investment management services. In return,
FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a Fund's investments that the subsubadviser manages on a discretionary basis.

SECURITIES TRANSACTIONS. Equity Income and Large Cap Portfolios' subadviser is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of Fund shares or shares of other funds advised by the subadviser and to use the research services of brokerage and other firms that have provided such assistance. The subadviser may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), and Fidelity Brokerage Services
Japan LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. The transaction quality must, however, comply with the requirements of Section Il(a)
of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied.
Under the Section 11(a) requirements, the Board has authorized NFS to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. The subadviser may also place trades with Archipelago ECN, an electronic communication network in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

Equity Income and Large Cap Portfolios' subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the subadviser under which the broker-dealer allocates a portion of the commissions paid by either Fund toward payment of its expenses, such as transfer agent fees or custodian fees.

SUBADVISER:  LAZARD ASSET MANAGEMENT LLC
LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard Asset Management LLC ("Lazard"), 30 Rockefeller Plaza, New York, New York
10112-6300, has entered into an investment subadvisory agreement (the "Lazard
Subadvisory Agreement") with TAMIC to provide subadvisory services to Lazard
International Stock Portfolio. As of December 31, 2002, Lazard and its
affiliates had assets under management of approximately $55.9 billion. Under the
Lazard Subadvisory Agreement, Lazard regularly provides the Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York
limited liability company, which is registered as an investment adviser with the
SEC and is a member of the New York, American and Chicago Stock Exchanges.
Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services.

Lazard Freres performs such brokerage services for the Fund in conformity with
Rule 10f-3, 17a-7 and 17e-1 under the 1940 Act and procedures adopted by the
Board.

TAMIC pays Lazard a subadvisory fee at the annual rate of 0.475% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid Lazard were $639,962, $628,336, and $528,917, respectively.

MANAGEMENT OF LAZARD INTERNATIONAL STOCK PORTFOLIO. Herbert W. Gullquist and
John R. Reinsberg are primarily responsible for the day-to-day management of the
Fund's assets. Mr. Gullquist is Vice Chairman, Lazard Freres & Co., LLC and
Managing Director and Chief Investment Officer of Lazard Asset Management LLC,
and has been with Lazard since 1982. He is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Reinsberg is a Managing Director of Lazard Asset Management LLC
and has been with Lazard since 1992. He is responsible for international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team. Mr. Bennett is a Managing Director of
Lazard and has served as the Fund's portfolio manager since 2003. Prior to joining Lazard in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Mr. Powers is Director of Lazard
and has served as the Fund's portfolio manager since 2003. Prior to joining
Lazard in 1990, Mr. Powers was a vice president for Chemco Technologies. Ms.
Boyle is a Managing Director of Lazard and has served as the Fund's portfolio manager since 2003. Prior to joining Lazard in 1993, Ms. Boyle worked with Royal
Insurance Asset Management. Effective December 31, 2003, Mr. Gullquist will retire from Lazard. The Fund will continue to be managed on a team basis with the other portfolio managers listed primarily responsible for the day-to-day management of the Fund's assets.

                                       45

SUBADVISER:  MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS VALUE PORTFOLIO

MFS, a registered investment adviser, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.)
Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services (a diversified financial services organization). Net assets under the MFS's management were approximately $111.0 billion as of January 31, 2003.

MFS EMERGING GROWTH PORTFOLIO. For services as subadviser to MFS Emerging Growth
Portfolio, TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the
Fund's average daily net asset value. The fee is accrued daily and paid monthly.
For the years ended December 31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid MFS for the MFS Emerging Growth Portfolio were $1,729,667, $1,116,036, and
$713,391, respectively.

MANAGEMENT OF MFS EMERGING GROWTH PORTFOLIO. The Fund is managed by a team of portfolio managers. The team is comprised of Dale A. Dutile, John E. Lathrop and
David E. Sette-Ducati, each an MFS Senior Vice President, and Eric B. Fischman.
Messrs. Dutile, Lathrop and Sette-Ducati have been managing the Fund since 2001 and Mr. Fishman since 2002. They have been employed in the MFS investment management area since: Messrs. Dutile and Lathrop - 1994, Mr. Sette-Ducati --
1995 and Mr. Fishman -- 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for two other investment companies.

MFS MID CAP GROWTH PORTFOLIO. MFS also serves as subadviser to MFS Mid Cap
Growth Portfolio since March 1998. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 2000, 2001, and 2002 the subadvisory fees TAMIC paid MFS for MFS Mid Cap Growth Portfolio were
$824,767, $1,101,828, $705,631, respectively.

MANAGEMENT OF MFS MID CAP GROWTH PORTFOLIO. The Fund is managed by a team of portfolio managers. The team is comprised of David E. Sette-Ducati, an MFS
Senior Vice President and Eric B. Fischman. Messrs. Sette-Ducati and Fischman
have been employed in the MFS investment management area since 1995 and 2000, respectively. Prior to joining MFS, Mr. Fischman was an equity research analyst for two other investment companies.

MFS VALUE PORTFOLIO. Prior to May 1, 2001, NWQ Investment Management Company
("NWQ") was the subadviser to the Fund (formerly, the NWQ Large Cap Portfolio).
TAMIC paid NWQ a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee was accrued daily and paid monthly. For the year ended December 31, 2000, and for the period ended April 30, 2001, the subadvisory fees TAMIC paid NWQ for NWQ Large Cap Portfolio were $78,954 and
$29,086, respectively. Effective May 1, 2001, MFS became the subadviser to the
Fund. TAMIC pays MFS a subadvisory fee at the annual rate of 0.75% of the Fund's average daily net assets. For the period May 1 through December 31, 2001, TAMIC paid MFS $102,540, and for the year ended December 31, 2002 TAMIC paid MFS
$119,556.

MANAGEMENT OF MFS VALUE PORTFOLIO. Lisa B. Nurme and Steven R. Gorham, each a
Senior Vice President of the subadviser, are the Fund's portfolio managers. Ms.
Nurme has been a portfolio manager of the Fund since May 2001 and has been employed in the investment management area of the adviser since 1987. Mr. Gorman is a portfolio manager of the Fund since January 2002 and has been employed in the investment management area of the subadviser since 1992.

SUBADVISER:  MERRILL LYNCH INVESTMENT MANAGERS, L.P. ("MLIM")
MERRILL LYNCH LARGE CAP CORE PORTFOLIO (FORMERLY, MFS RESEARCH PORTFOLIO)

MLIM was established in 1976 to provide investment products to retail and institutional clients, and is a wholly owned subsidiary of Merrill Lynch & Cp.,
Inc. ("Merrill Lynch"), whose principal offices are located in Princeton New
Jersey. Founded in 1885, Merrill Lynch is a leading global financial management and advisory company. As of December 31, 2002, MLIM had assets under management of approximately $462 billion.

                                       46

TAMIC pays MLIM a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Prior to
November 17, 2003, MFS served as the subadviser to the Fund and was paid at an annual rate of 0.375% of the Fund's average daily net assets. The fee was accrued daily and paid monthly. For the years ended December 31, 2000, 2001, and
2002 the subadvisory fees TAMIC paid MFS for the Fund were $776,637, $699,833, and $500,354, respectively.

MANAGEMENT OF MERRILL LYNCH LARGE CAP CORE FUND. Robert C. Doll, since September of 2001, has been President and Chief Investment Officer of MLIM. Mr. Doll is
also a member of the Merrill Lynch & Co., Inc. Executive Management Committee
and serves as Senior Portfolio Manager of the Merrill Lynch Large Cap Series
Funds.

Mr. Doll joined Merrill Lynch in June 1999 as Chief Investment Officer for
Equities and was promoted to the position of Global Chief Investment Officer in
November 1999. Mr. Doll has been manager of the Merrill Lynch Large Cap Core
Fund of the Merrill Lynch Large Cap Series, which is managed in a substantially similar manner to the proposed new objective and strategies for the Portfolio, since its inception in December 1999.

Prior to joining Merrill Lynch, Mr. Doll was Chief Investment Officer of
OppenheimerFunds, Inc., where he directed a 100-member-plus investment staff managing the firm's $100 billion in assets. He was also a member of that firm's
Executive Committee.

Mr. Doll has bachelor's degrees in Accounting and Economic and master's in
Business Administration. He is a CFA charter holder and a Certified Public
Accountant

SUBADVISER: PIONEER INVESTMENT MANAGEMENT, INC. ("PIONEER")
PIONEER FUND PORTFOLIO

Pioneer, located at 60 State Street, Boston, MA 02109, serves as the investment subadviser to Pioneer Fund Portfolio since May 1, 2003. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A, one of the largest banking groups in Italy. Pioneer provides investment management and financial services to mutual funds, institutional and other clients. The firm's U.S.
mutual fund history included creating in 1928 one of the first mutual funds. As of December 31, 2002, assets under management were approximately $108 billion worldwide, including over $22 billion in assets under management by Pioneer.

TAMIC pays Pioneer a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Prior to
May 1, 2003, the Fund did not have a subadviser.

MANAGEMENT OF PIONEER FUND PORTFOLIO. Day-to-day management of the Fund is the responsibility of John A. Carey, portfolio manager and Walter Hunnewell, Jr,.
assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarly in U.S. equity securities. Additionally, the portfolio managers may draw upon research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from
Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey joined Pioneer as an analyst in 1979 and is currently director of portfolio management and an executive vice president. Mr. Hunnewell is a vice president and joined Pioneer in 2001. He has been an investment professional since 1985, serving as an independent manager and fiduciary of private asset portfolios from 2000 to 2001 and as an analyst with Putnam Investments from 1994 to 1999.

SUBADVISER: THE TRAVELERS INVESTMENT MANAGEMENT COMPANY ("TIMCO")
DISCIPLINED MID CAP STOCK PORTFOLIO

TIMCO, located at 100 First Stamford Place, Stamford, CT 06902, serves as the investment subadviser to Disciplined Mid Cap Stock Portfolio. A registered investment adviser since 1971, TIMCO has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December
31, 2001 in excess of $4.4 billion. Subject to the supervision and direction of the Board, TIMCO manages each Fund in accordance with its stated investment objective, policies, and restrictions, makes investment decisions for the Funds, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide the Funds with research services.

                                       47

DISCIPLINED MID CAP STOCK PORTFOLIO. Under the agreement for Disciplined Mid Cap
Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.35% of the Fund's average daily net assets. For the years ended December 31, 2000, 2001 and 2002, the subadvisory fees TAMIC paid TIMCO for Disciplined Mid Cap Stock Portfolio were $224,867, $376,086, and
$406,798, respectively.

MANAGEMENT OF DISCIPLINED MID CAP STOCK PORTFOLIO. Sandip Bhagat, President and
Chief Executive Officer of TIMCO, is primarily responsible for the Funds'
day-to-day operations, including making all investment decisions. Mr. Bhagat has provided various investment advisory and management services, research and trading since joining TIMCO in 1987. He is also Managing Director and Head of
Quantitative Equity Strategies at Smith Barney Asset Management. Mr. Bhagat is
also a member of the Research Committee of the Institute for Quantitative
Research in Finance, the Board of Directors of Chicago Quantitative Alliance,
the Association of Investment Management and Research, the New York Society of
Quantitative Analysts and the Hartford Society of Financial Analysts. He is a
Chartered Financial Analyst since 1991.

THE ADVISORY AGREEMENTS

Under the terms of their respective advisory and subadvisory agreements, the parties to such agreements shall:

          (1)  obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Funds' investment policies, affecting the economy generally and individual companies or industries, the securities of which are included in the investment portfolios or are under consideration for inclusion therein;

          (2)  be authorized to purchase supplemental research and other services from brokers at an additional cost to the Funds;

          (3)  regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

          (4)  take such steps as are necessary to implement the investment programs approved by the Board; and

          (5)  regularly report to the Board with respect to implementation of the approved investment programs and any other activities in connection with the administration of the Funds' assets.

As required by the 1940 Act, each advisory and subadvisory agreement will continue in effect for a period of more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the particular Fund's outstanding voting securities. In addition, and in either event, the terms of the advisory and subadvisory agreements must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, an advisory or subadvisory agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the agreements. The advisory and subadvisory agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the particular Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the particular Fund's outstanding voting securities; and
may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the particular Fund's outstanding voting securities.

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for a Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

The Trust, however, has obligated the Funds under the 1940 Act to redeem for cash all shares presented to a Fund for redemption by any one shareholder in a
90-day period up to $250,000, or 1% of the Fund's net assets if that is less, valued for this purpose as the securities are valued in computing the Fund's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, including brokerage charges, as well as the associated inconveniences.

                                       48

                                    BROKERAGE

Subject to approval of the Board, the policy of TAMIC, TIMCO, Lazard, MFS, MLIM,
Federated, FMR, Pioneer, and SBFM (collectively, the "advisers"), in executing transactions in the Funds' portfolio securities, is to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

     o  the overall direct net economic result to the Funds, involving both price paid or received and any commissions and other cost paid;

     o  the efficiency with which the transaction is effected;

     o  the ability to effect the transaction at all where a large block is involved;

     o  the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

     o  the financial strength and stability of the broker.

     o  Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.
        Subject to the foregoing, one factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Funds and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective advisory agreements. The brokerage commission paid by; a Fund for a transaction may be greater than the commission that would have been charged by another broker if the difference is determined in good faith to be justified in light of the brokerage and information provided. The cost, value and specific application of such information are indeterminable, and it is not practical to allocate these costs, value or specific allocations among the Funds and other clients of an adviser
        (namely, TAMIC, TIMCO, Lazard, MFS, MLIM, Federated, FMR, Pioneer, or
        SBFM). Accordingly, the advisers or their other clients may indirectly benefit from the availability of such information. This situation may create a conflict of interest for an adviser. Similarly, the Funds may indirectly benefit from information made available as a result of transactions for other clients of an adviser.

Purchases and sales of bonds and money market instruments usually are principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters include the underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the advisers generally deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Funds are required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Each adviser or subadviser may follow a policy of considering the sale of Fund shares of the Trust a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The advisers' policies with respect to brokerage are and will be reviewed by the
Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

BROKERAGE COMMISSIONS

The following chart lists the total brokerage commissions paid by each Fund during the last three years, and the total amount paid to brokers providing research services and the total commission amount paid to such brokers for the year ended December 31, 2002. Also provided is the dollar amount and percentage of brokerage commissions paid to affiliated brokerage firms that provided research services. Because the purchase and sale of bonds is a principal transaction there are no brokerage commissions to report for Funds that buy bonds.

                                       49

                                                                                                    TOTAL PORTFOLIO
                                                                                                      TRANSACTIONS
                                                                                                     ASSOCIATED WITH     COMMISSION
                                                                                                    BROKERS PROVIDING     PAID TO
                                                                                                    RESEARCH SERVICES   SUCH BROKERS
FUNDS                                                    2002            2001            2000           IN 2002           IN 2002
-----                                                 ----------      ----------      ----------    -----------------   ------------
Convertible Securities Portfolio ................     $    8,124      $   10,626      $    3,910      $          0       $        0
Disciplined Mid Cap Stock Portfolio .............     $  251,013      $  147,500      $  106,506      $ 39,711,704       $   51,217
Equity Income Portfolio .........................     $  667,858      $  521,793      $  326,458      $    444,466       $  630,305
Federated High Yield Portfolio ..................     $        0      $        0      $        0      $          0       $        0
Federated Stock Portfolio .......................     $   22,838      $   16,286      $   33,555      $  3,734,205       $    2,270
Large Cap Portfolio .............................     $  501,377      $  704,309      $  305,345      $    346,360       $  460,967
Lazard International Stock Portfolio ............     $  226,959      $  335,236      $  258,432      $ 10,604,197       $   53,538
MFS Emerging Growth Portfolio ...................     $  720,151      $1,337,352      $  932,938      $839,130,024       $        0
MFS Mid Cap Growth Portfolio ....................     $1,345,721      $  348,534      $  387,757      $580,781,470       $        0
ML Large Cap Core ...............................     $  445,351      $  357,017      $  326,463      $354,852,582       $        0
MFS Value Portfolio .............................     $   51,658      $        0      $   30,944      $  3,556,753       $    4,488
Social Awareness Stock Portfolio ................     $   82,751      $   63,605      $   62,666      $  8,415,734       $    8,938
Travelers Quality Bond Portfolio ................     $        0      $        0      $        0      $          0       $        0
U.S. Government Securities Portfolio ............     $        0      $        0      $        0      $751,925,286                0
Pioneer Fund Portfolio ..........................     $   48,103      $   31,782      $        0      $          0       $        0
Zero Coupon Bond Fund Portfolio (Series 2005) ...     $        0      $        0      $        0      $          0       $        0

MFS Mid Cap Growth Portfolio paid more in commissions in 2002 than in previous years because the Fund modified its strategy and transitioned to a more diversified and less concentrated portfolio with more companies represented in the Fund and smaller positions in individual companies. No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services.

Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 2002 follows.

BROKERAGE BUSINESS PLACED WITH AFFILIATED BROKERS

                                                                                                  % OF FUND'S AGGREGATE
                                                                                                     DOLLAR AMOUNT OF
                                                                                                  TRANSACTIONS INVOLVING
                                                                             % OF TOTAL            COMMISSIONS EFFECTED
AFFILIATED                                         $ AMOUNT OF         COMMISSIONS PAID DURING       THROUGH AFFILIATED
BROKER                            YEAR           COMMISSIONS PAID               2002                      BROKER
-----------------            ----------------  ---------------------  -------------------------  -------------------------
LARGE CAP
---------
FIDELITY CAPITAL MARKETS..        2003               $16,196                   3.23%                      6.32%
                                  2002               $28,080
                                  2001               $14,867

EQUITY INCOME
-------------
FIDELITY CAPITAL MARKETS..        2003               $16,495                   2.47%                      5.32%
                                  2002               $20,064
                                  2001                $6,859

                                       50

MFS EMERGING GROWTH
-------------------
SALOMON SMITH BARNEY......        2003                 $630                    0.09%                      0.07%
                                  2002                 $165
                                  2001                   --

MFS MID CAP GROWTH
SALOMON SMITH BARNEY......        2003                  $20                    0.001%                     0.002%
                                  2002                   --
                                  2001                   --

                             PORTFOLIO TURNOVER RATE

Although certain Funds do not intend to invest for the purpose of seeking short-term profits, a Fund's investment adviser or subadviser may sell its securities whenever the adviser or subadviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

The following table shows significant variations in the portfolio turnover rates for the Funds for the past two years. Variations in turnover rates may be due to a fluctuating volume of purchase and redemption orders, market conditions or changes in the Investment Advisers investment outlook. Because of the change in objective, strategy and Investment Advisers, the portfolio turnover rate for
Pioneer Fund Portfolio will likely increase in 2003.

FUND                                                         2001      2002
----                                                        ------    ------
Convertible Securities Portfolio ......................       56%       46%
Disciplined Mid Cap Stock .............................       40%       67%
Equity Income .........................................      121%      131%
Federated High Yield ..................................       44%       58%
Federated Stock .......................................       14%       13%
Large Cap .............................................      131%       95%
Lazard International Stock ............................       81%       55%
MFS Emerging Growth ...................................      266%      114%
MFS Mid Cap Growth ....................................       96%      167%

FUND                                                         2001      2002
----                                                        ------    ------
MFS Value Portfolio ...................................      123%       60%
ML Large Cap Core .....................................       98%      104%
Social Awareness Stock ................................       22%       37%
Travelers Quality Bond ................................      225%      176%
U.S. Government Securities ............................      327%      165%
Pioneer Fund Portfolio ................................       20%       25%
Zero Coupon Bond Fund, 2005 ...........................       16%        0%

                               FUND ADMINISTRATION

The Trust, on behalf of all of the Funds, (except Equity Income and Large Cap
Portfolios) entered into an administrative services agreement during 1996, whereby Travelers Insurance Company is responsible for each Fund's pricing and bookkeeping services at an annualized rate of 0.06% of the Fund's daily net assets. The Travelers Insurance Company at its expense may appoint a subadministrator to perform these services. The subadministrator may be affiliated with The Travelers Insurance Company. Smith Barney Fund Management
LLC ("SBFM"), an affiliate of The Travelers Insurance Company, has been appointed to serve in this capacity.

                                       51

The administrative fees the Trust paid SBFM for each Fund during the last three calendar years were:

FUNDS                                          2002         2001         2000
-----                                       ----------   ----------   ----------
Convertible Securities Portfolio ........   $   29,293   $   24,927   $   10,358
Disciplined Mid Cap Stock ...............   $   69,737   $   64,472   $   38,549
Federated High Yield ....................   $   25,156   $   23,962   $   26,791
Federated Stock .........................   $   20,789   $   26,600   $   26,780
Lazard International Stock ..............   $   66,811   $   78,832   $   81,127
MFS Emerging Growth .....................   $  114,143   $  178,566   $  276,747
MFS Mid Cap Growth ......................   $  112,901   $  176,292   $  131,963
MFS Value ...............................   $   19,129   $   16,406
ML Large Cap Core .......................   $   80,057   $  111,973   $   12,633
Social Awareness Stock ..................   $   43,686   $   48,930   $   42,962
Travelers Quality Bond ..................   $  108,109   $   64,434   $   36,420
U.S. Government Securities ..............   $  103,175   $   67,042   $   41,238
Pioneer Fund Portfolio ..................   $   16,927   $   28,759   $   20,619
Zero Coupon Bond Fund (Series 2005) .....   $    3,654   $    3,080   $    2,190

The Trust, on behalf of Equity Income and Large Cap Portfolios entered into a service agent agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Funds at the annual rate of 0.06% of each Fund's daily net assets under $500 million and 0.03% over $500 million. Each Fund pays a minimum total annual fee of $60,000. For the years ended December 31, 2000,
2001, and 2002 the fund administration fees for Large Cap Portfolio were
$103,061, $94,778, and $79,138, respectively and for Equity Income Portfolio were $56,741, $67,475, and $73,009, respectively.

The Board of Trustees has determined to include Equity Income and Large Cap
Portfolios under the Trust's existing administrative services agreement with The
Travelers Insurance Company and, in conjunction to terminate the existing agreement with Fidelity Service Company. In the second half of 2003, The
Travelers Insurance Company will be responsible for the pricing and bookkeeping services of all the Funds in the Trust at an annualized rate of 0.06% of each
Fund's daily net assets. As previously noted, The Travelers Insurance Company, at its expense, may appoint a subadministrator, who may be an affiliate of the
Company, to perform these services. Accordingly, Smith Barney Fund Management
LLC, an affiliate of the Company, has been appointed to serve in this capacity.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Travelers Insurance Company and its affiliates. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 16 series of shares, each representing interests in a
Fund. Shareholders of each series participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and non-assessable by the Trust and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See your contract prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

In the event that a Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, an irreconcilable material conflict may conceivably arise between contract owners of different

                                       52

separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Trust's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                         FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Each Fund is treated as a separate taxpayer for federal income tax purposes. The
Trust intends for each Fund to qualify as a regulated investment company under
Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the
"Code") each year. If a Fund (i) continues to qualify as a regulated investment company and (ii) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% Distribution
Requirement"), which the Trust intends for each Fund to do, then under the provisions of Subchapter M each Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain
(i.e., net long-term capital gain in excess of net short-term capital loss) it distributes (or treats as "deemed distributed") to shareholders. Each Fund will be subject to federal income tax at the regular corporate rate for any amounts of investment company taxable income or net capital gain not distributed (or deemed distributed) to the shareholders.

In addition, regulated investment companies generally must distribute in a timely manner at least the sum of (i) 98% of their ordinary income for each calendar year, (ii) 98% of their capital gain net income for the one-year period ending October 31 in that calendar year, and (iii) any income not distributed in prior years, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of regulated investment companies. The Funds, however, should not be subject to this 4% federal excise tax because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts. In the case of each of the Funds, its only shareholders are such accounts.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90%
of each Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) at the close of each quarter of each Fund's taxable year, (a) at least 50% of the value of each
Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities, and other securities
(provided that, in the case of any such "other securities" issued by any one issuer, no more than 5% of the value of the Fund may consist of the securities of such issuer, and the Fund may not hold more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than
25% of its total assets in the securities of any one issuer (other than U.S.
Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

The Trust also intends for each of the Funds to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts
(such as the accounts) that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund (such as a Fund)
registered under the 1940 Act as an open-end management investment company.
These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act (as discussed above), and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions) of the Code, the Trust may be required, for example, to alter the investment objectives of one or more of the Funds.

                                       53

Section 817(h) of the Code imposes certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. The regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     o  no more than 55% of a Fund's total assets may be represented by any one investment

     o  no more than 70% of a Fund's total assets may be represented by any two investments

     o  no more than 80% of a Fund's total assets may be represented by any three investments

     o  no more than 90% of a Fund's total assets may be represented by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section
817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by the Funds investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Funds' assets invested within various countries is not certain. The Trust intends that the Funds seek to operate to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Fund ultimately will bear the costs of any foreign tax, but will not be able to claim a foreign tax credit or deduction for these foreign taxes.

If a Fund were to acquire or invest in certain options, futures, or forward contracts, it may be required to report income from such investments on a mark-to-market basis, which could result in a Fund recognizing unrealized gains and losses for federal income tax purposes even though it may not realize such gains and losses when it ultimately disposes of such investments. The Fund could also be required to treat such gains and losses as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of its holding period for the investments. In addition, if a Fund were to engage in certain hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it would be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could affect the Fund's investment company taxable income or net capital gain for a taxable year and thus affect the amounts that the Fund would be required to distribute to its shareholders pursuant to the 90% Distribution Requirement for such year. The advisers to the Funds seek to monitor transactions of each
Fund, and the Trust seeks to make the appropriate tax elections on behalf of each Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract, or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing, and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

                                       54

The federal income tax rules applicable to interest rate swaps, caps, and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

If a Fund acquires stock in certain foreign corporations that receive at least
75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.
The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such a Fund ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

If for any taxable year a Fund fails to satisfy the requirements discussed above to be treated as a regulated investment company, all of its taxable income will be subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, or otherwise fails to satisfy the requirements discussed above to be treated as a regulated investment company, the owners of variable life insurance contracts and variable annuity contracts who have allocated premiums or cash value to a subaccount supported by such Fund may be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the advisers, and the Trust intends that each
Fund comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the
Fund's investment adviser might otherwise select.

                                   PERFORMANCE

The Company may include a Fund's total return, average annual total return, and yield in advertisements and other sales literature. These figures are based on historical earnings and are not a guarantee of future performance. Additionally, these figures do not include the deduction of any contract charges, which, if reflected, would reduce the quoted performance.

Total Return

Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The standard total return shows what an investment in the fund would have earned over a specified period of time (one, five or ten years)
assuming all distributions and dividends by the fund were invested on the reinvestment dates during the period less all recurring fees. Aggregate total return represents the cumulative change in the value of an investment in a fund for the specified period.

Average Annual Total Return

These figures are computed according to formula prescribed by the SEC. The formula is as follows:

P(1+T) /n/ =ERV
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years

                                       55

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Yield

The yield of a fund refers to the net investment income earned by investments in the fund over a 30 day period. Yield is computed by dividing the net investment income per share earned during a specified 30 day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the fund; income on short-term obligations is based on current payment rate. This net investment income is then annualized, i.e., the amount of income earned by the investments during that 30 day period is assumed to be earned each 30 day period for 12 periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.

The standard formula is as follows:

Yield = 2[((a - b) / (c x d) +1) - 1] 6

a = dividends and interest earned during the period
b = expenses accrued for the period (net of waiver or reimbursement)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the
last day of the period

The following is a partial list of publications that may be noted in the Funds'
sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Across the Board                                  Advertising Age
American Banker                                   Barron's
Best's Review                                     Broker World
Business Insurance                                Business Month
Business Week                                     Changing Times
Consumer Reports                                  The Economist
Financial Planning                                Financial World
Forbes                                            Fortune
Inc.                                              Institutional Investor
Insurance Forum                                   Insurance Sales
Insurance Week                                    Journal of Accountancy
Journal of the American Society of CLU & ChFC     Journal of Commerce
Life Insurance Selling                            Life Association News
Manager's Magazine                                MarketFacts
Money                                             Morningstar, Inc.
National Underwriter                              Nation's Business
New Choices (formerly 50 Plus)                    The New York Times
Pensions & Investments                            Pension World
Rough Notes                                       Round the Table
U.S. Banker                                       VARDs
The Wall Street Journal                           Working Woman

                                       56

                              FINANCIAL STATEMENTS

Each Fund's fiscal year end is December 31st. Financial statements for the
Funds' annual and semi-annual periods will be distributed to shareholders of record. The financial statements of the Funds and the Report of Independent
Auditors are contained in the Funds' Annual Report, which is incorporated by reference in this Statement of Additional Information.

KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as independent auditors to examine and report on the Funds' financial statements, except the
Large Cap and Equity Income Portfolios for the year ending December 31, 2002.
The financial statements for the Funds, except for Large Cap and Equity Income, have been audited by KPMG LLP for the fiscal year ended December 31, 2002.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is
the independent auditors for Large Cap and Equity Income Portfolios. The financial statements for these two Portfolios have been audited by
PricewaterhouseCoopers LLP, for the fiscal year ending December 31, 2002.

Based on the recommendations of the Audit Committee of The Travelers Series
Trust: Equity Income Portfolio and Large Cap Portfolio, The Board of Trustees
has determined not to retain PricewaterhouseCoopers LLP as these Funds'
independent auditor and voted to appoint KPMG LLP for the fiscal year ended
December 31, 2003. During the two most recent fiscal years,
PricewaterhouseCoopers's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two recent fiscal years and through February 12, 2003, there were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practice, financial statements disclosure or audit scope or procedure, which if not resolved to the satisfaction of
PricewaterhouseCoopers would have caused it to make reference to the disagreement on the financial statements for such years.

The financial statements of the Registrant and the Report of Independent
Auditors are contained in the Trust's Annual Report, which is incorporated in this Statement of Additional Information by reference.

                             ADDITIONAL INFORMATION

On April 1, 2002, the Travelers Insurance Company and its affiliates owned 100%
of the Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The
Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by Citigroup Inc., a bank holding company. The Company's Home
Office is located at One Cityplace, Hartford, Connecticut 06103.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is
currently the custodian for all the Portfolios of The Travelers Series Trust.
For Large Cap and Equity Income Portfolios, Brown Brothers Harriman and Co.
served as the custodian prior to 2003.

Citicorp Trust Bank, fsb (formerly, Travelers Bank & Trust, fsb) 125 Broad
Street, New York, NY 10004, will maintain the records relating to its function as transfer agent for the Trust. Fidelity Investments Institutional Operations
Company, Inc. ("FIIOC"), 82 Devonshire Street, Boston, MA 02019 acted as transfer agent and dividend disbursing agent for the Large Cap and Equity Income
Portfolios prior to 2003.

PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.),
101 Federal Street, Boston, MA, 02110, will maintain records relating to its function as the sub-transfer agent for the Trust's portfolios.

Except as otherwise stated in its prospectus or as required by law, the Series
Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

                                       57

The Trust's prospectuses and this SAI omit certain information contained in the
Trust's registration statement filed with the Securities and Exchange Commission that may be obtained from the Commission's principal office in Washington, D.C.
upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission. Otherwise, investors may obtain the Trust's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                                       58

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed.
The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4)
liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

     (1)  High Grade

     (2)  Investment Grade

     (3)  Medium Grade

     (4)  Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

                                       59

     1.   aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     2.   aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     3.   a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     4.   baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     5.   ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
Uncertainty of position characterizes preferred stocks in this class.

     6.   b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     7.   caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     8.   ca: An issue that is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     9.   c: This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification:
the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

     a.   Likelihood of default

     b.   capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     c.   Nature of and provisions of the obligation; and

     d.   Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

     1.   AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       60

     2.   AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     3.   A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     4.   BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     5.   BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

     Moody's ratings are as follows:

     1.   Aaa -- Bonds that are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

     2.   Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

     3.   A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     4.   Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     5.   Ba -- Bonds that are rated Ba are judged to have speculative elements.
Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     6.   B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

     Fitch ratings are as follows--

     1.   AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       61

     2.   AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAAA. Because bonds rated in the AAAA and AAA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-l+.

     3.   A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     4.   BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     5.   BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     6.   B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

     7.   CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     8.   CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     9.   C -- Bonds are in imminent default in payment of interest or principal.

     10.  DDD, DD AND D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. ADDD represents the highest potential for recovery on these bonds, and AD represents the lowest potential for recovery.

PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAAA, ADDD,.ADD, or AD categories.

                                       62

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                               MFS VALUE PORTFOLIO
    MERRILL LYNCH LARGE CAP CORE PORTFOLIO (FORMERLY, MFS RESEARCH PORTFOLIO)
             PIONEER FUND PORTFOLIO (FORMERLY, UTILITIES PORTFOLIO)
                        SOCIAL AWARENESS STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                  ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

L-11788S                                                          TIC Ed 11-2003

                                     PART C

                                OTHER INFORMATION

EXHIBITS

     EXHIBIT
      NUMBER     DESCRIPTION
     -------     -----------
       (a)       Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3,
                 1996.)

       (b)       By-Laws. (Incorporated herein by reference to Exhibit 2 to
                 Post-Effective Amendment No. 13 to the Registration Statement
                 on Form N-1A, filed April 3, 1996.)

      (d)(1)     Investment Advisory Agreement between the U.S. Government
                 Securities Portfolio and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(a) to Post-Effective Amendment No. 13 to the
                 Registration Statement on Form N-1A, filed April 3, 1996.)

      (d)(2)     Investment Advisory Agreement between the Social Awareness
                 Stock Portfolio and Mutual Management Corp. (formerly known as
                 Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25,
                 1995.)

      (d)(3)     Investment Advisory Agreement between the Utilities Portfolio and Mutual Management Corp. (formerly known as Smith Barney
                 Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the
                 Registration Statement on Form N-1A filed on April 25, 1995.)

      (d)(4)     Investment Advisory Agreement between the Zero Coupon Bond Fund
                 Portfolios of The Trust and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(d) to Post-Effective Amendment No. 12 to the
                 Registration Statement on N-1A filed on June 2, 1995.)

      (d)(5)     Investment Advisory Agreement between MFS Emerging Growth
                 Portfolio of the Registrant and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(e) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

      (d)(6)     Investment Advisory Agreement between Federated High Yield
                 Portfolio of the Registrant and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(f) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

      (d)(7)     Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International
                 Corporation. (Incorporated herein by reference to Exhibit 5(g)
                 to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

      (d)(8)     Investment Advisory Agreement between Lazard International
                 Stock Portfolio of the Registrant and Travelers Asset
                 Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to
                 the Registration Statement on N-1A filed on July 31, 1996.)

      (d)(9)     Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International
                 Corporation. (Incorporated herein by reference to Exhibit 5(i)
                 to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

     (d)(10)     Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International
                 Corporation. (Incorporated herein by reference to Exhibit 5(j)
                 to Post-Effective Amendment No. 16 to the Registration
                 Statement on N-1A filed on July 31, 1996.)

     (d)(11)     Investment Advisory Agreement between Travelers Quality Bond
                 Portfolio of the Registrant and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(k) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

     (d)(12)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and

                 Massachusetts Financial Services Company as Subadviser to MFS
                 Emerging Growth Portfolio. (Incorporated herein by reference to
                 Exhibit 5(l) to Post-Effective Amendment No. 16 to the
                 Registration Statement on N-1A filed on July 31, 1996.)

     (d)(13)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Federated Investment Counseling
                 as Subadviser to Federated High Yield Portfolio. Incorporated
                 herein by reference to Exhibit 5(m) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on July 31,
                 1996.)

     (d)(14)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Federated Investment Counseling
                 as Subadviser to Federated Stock Portfolio. (Incorporated
                 herein by reference to Exhibit 5(n) to Post-Effective Amendment
                 No. 16 to the Registration Statement on N-1A filed on July 31,
                 1996.)

     (d)(15)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Lazard Freres Asset Management as
                 Subadviser to Lazard International Stock Portfolio.
                 (Incorporated herein by reference to Exhibit 5(o) to
                 Post-Effective Amendment No. 16 to the Registration Statement
                 on N-1A filed on July 31, 1996.)

     (d)(16)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Fidelity Management & Research
                 Company as Subadviser to Equity Income Portfolio and Large Cap
                 Portfolio. (Incorporated herein by reference to Exhibit 5(p) to
                 Post-Effective Amendment No. 16 to the Registration Statement
                 on N-1A filed on July 31, 1996.)

     (d)(17)     Sub-Subadvisory Agreement between Fidelity Management &
                 Research Company and Fidelity Management & Research (U.K.) Inc.
                 (Incorporated herein by reference to Exhibit 5(q) to
                 Post-Effective Amendment No. 16 to the Registration Statement
                 on N-1A filed on July 31, 1996.)

     (d)(18)     Sub-Subadvisory Agreement between Fidelity Management &
                 Research Company and Fidelity Management & Research (Far East)
                 Inc. (Incorporated herein by reference to Exhibit 5(r) to
                 Post-Effective Amendment No. 16 to the Registration Statement
                 on N-1A filed on July 31, 1996.)

     (d)(19)     Investment Advisory Agreement between The Mid Cap Disciplined
                 Equity Fund of the Registrant and Travelers Asset Management
                 International Corporation. (Incorporated herein by reference to
                 Exhibit 5(s) to Post-Effective Amendment No. 17 to the
                 Registration Statement on N-1A filed on October 31, 1996.)

     (d)(20)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and The Travelers Investment
                 Management Company, as Subadviser to the Mid-Cap Disciplined
                 Equity Fund. (Incorporated herein by reference to Exhibit 5(t)
                 to Post-Effective Amendment No. 17 to the Registration
                 Statement on N-1A filed on October 31, 1996.)

     (d)(21)     Investment Advisory Agreement between Travelers Asset
                 Management International Corporation and the MFS Mid Cap Growth
                 Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the
                 Registration Statement on Form N-1A filed on October 27, 1997.)

     (d)(22)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Massachusetts Financial Services
                 Corporation, as Subadviser for MFS Mid Cap Growth Portfolio.
                 (Incorporated herein by reference to Exhibit 5(v) to
                 Post-Effective Amendment No. 21 to the Registration Statement
                 on Form N-1A filed on October 27, 1997.)

     (d)(23)     Investment Advisory Agreement between Travelers Asset
                 Management International Corporation and the MFS Research
                 Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the
                 Registration Statement on Form N-1A filed on October 27, 1997.)

     (d)(24)     Sub-Advisory Agreement between Travelers Asset Management
                 International Corporation and Massachusetts Financial Service
                 Corporation, as Subadviser for MFS Research Portfolio.
                 (Incorporated herein by reference to Exhibit 5(x) to
                 Post-Effective Amendment No. 21 to the Registration Statement
                 on Form N-1A filed on October 27, 1997.)

     EXHIBIT
      NUMBER     DESCRIPTION
                 -----------

     (d)(25)     Form of Investment Advisory Agreement between Travelers Asset
                 Management International Corporation and the Convertible Bond
                 Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the
                 Registration Statement on Form N-1A filed on April 23, 1998.)

     (d)(26)     Form of Investment Advisory Agreement between Travelers Asset
                 Management International Company LLC and The Travelers Series
                 Trust on behalf of Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(26) to Post-Effective Amendment No.
                 32 to the Registration Statement on Form N-1A filed on April
                 29, 2003.)

     (d)(27)     Form of Investment Subadvisory Agreement between Travelers
                 Asset Management International Company LLC and Pioneer
                 Investment Management, Inc. as Subadviser to the Pioneer Fund
                 Portfolio. (Incorporated herein by reference to Exhibit (d)(27)
                 to Post-Effective Amendment No. 32 to the Registration
                 Statement on Form N-1A filed on April 29, 2003.)

     (d)(28)     Form of Investment Subadvisory Agreement between Travelers
                 Asset Management International Company LLC and Merrill Lynch
                 Investment Managers, L.P. as Subadviser to the Merrill Lynch
                 Large Cap Core. (Incorporated herein by reference to Exhibit
                 (d)(28) to Post-Effective Amendment No. 33 to the Registration
                 Statement on Form N-1A filed on September 17, 2003.)

      (g)(1)     Custody Agreement between the Registrant and Brown Brothers
                 Harriman & Co. (Incorporated herein by reference to Exhibit
                 8(e) to Post-Effective Amendment No. 16 to the Registration
                 Statement on Form N-1A filed on July 31, 1996.)

     (g)(2)      Master Custody Agreement with State Street Bank and Trust.
                 (Incorporated herein by reference to Exhibit g(5) to
                 Post-Effective Amendment No. 15 to the Registration Statement
                 on Form N-1A, File No. 33-75644, Accession No.
                 0000950130-02-001166 filed February 27, 2002.)

      (h)(1)     Transfer Agent Agreement between Fidelity Investments
                 Institutional Operations Company and the Equity Income
                 Portfolio and Large Cap Portfolio of the Registrant.
                 (Incorporated herein by reference to Exhibit 9(c) to
                 Post-Effective Amendment No. 16 to the Registration Statement
                 on Form N-1A filed on July 31, 1996.)

      (h)(2)     Administrative Services Agreement between the Registrant and
                 The Travelers Insurance Company. (Incorporated herein by
                 reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to
                 the Registration Statement on Form N-1A filed on July 31,
                 1996.)

     h(3)(a)     Amendments No. 1, 2, 3 and 4 to the Administrative Services
                 Agreement between the Registrant and The Travelers Insurance
                 Company. (Incorporated herein by reference to Exhibit 9(d) to
                 Post-Effective Amendment No. 22 to the Registration Statement
                 on Form N-1A filed on February 12, 1998.)

      (h)(4)     Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the
                 Registrant. (Incorporated herein by reference to Exhibit 9(e)
                 to Post-Effective Amendment No. 16 to the Registration
                 Statement on Form N-1A filed on July 31, 1996.)

      (h)(5)     Participation Agreement between the Registrant and The
                 Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the
                 Registration Statement on Form N-1A filed on April 21, 1997.)

      (h)(6)     Transfer Agency and Services Agreement between Citi Fiduciary
                 Trust Company (formerly Smith Barney Private Trust Company) and the Registrant. (Incorporated herein by reference to Exhibit
                 h.2 to Post-Effective Amendment No. 14 to the Registration
                 Statement on Form N-1A, File No. 33-75644 filed on February 28,
                 2001.)

      (h)(7)     Sub-Transfer Agency and Services Agreement between Registrant and PFPC Global Fund Services. (Incorporated herein by
                 reference to Exhibit h.3 to Post-Effective Amendment No. 14 to
                 the Registration Statement on Form N-1A, File No. 33-75644
                 filed February 28, 2001.)

       (i)       Opinion and Consent of Counsel. (Incorporated herein by
                 reference to the Registrant's Rule 24f-2 Notice filing on March
                 25, 1998.)

      (j)(1)     Consent of KPMG LLP, Independent Auditors.

      (j)(3)     Powers of Attorney authorizing Ernest J. Wright, Secretary or
                 Kathleen A. McGah, Assistant Secretary as signatory for Heath
                 B. McLendon, Knight Edwards, Robert E. McGill III, Lewis
                 Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated
                 herein by reference to Exhibit 11(b) to Post-Effective
                 Amendment No. 13 to the Registration Statement on Form N-1A,
                 filed April 3, 1996.)

      (j)(4)     Power of Attorney authorizing Ernest J. Wright or Kathleen A.
                 McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February
                 24, 1997.)

      (j)(5)     Powers of Attorney authorizing Ernest J. Wright, Secretary or
                 Kathleen A. McGah, Assistant Secretary as signatory for R. Jay
                 Gerken, and Richard Peteka. (Incorporated herein by reference to Exhibit J(5) to Post-Effective Amendment No. 31 filed
                 February 27, 2003.)

      (p)(1)     Codes of Ethics for Smith Barney Fund Management LLC (f/k/a/
                 SSB Citi Fund Management LLC and The Travelers Investment
                 Management Company. (Incorporated herein by reference to
                 Exhibit p. to Post-Effective Amendment No. 14 to the
                 Registration Statement on Form N-1A, File No. 33-75644 filed
                 February 28, 2001.)

      (p)(2)     Code of Ethics for The Travelers Series Trust. (Incorporated
                 herein by reference to Exhibit (p)(2) to Post-Effective
                 Amendment No. 29 to the Registration Statement filed April 23,
                 2001.)

      (p)(3)     Code of Ethics for Fidelity Management & Research Company as
                 Subadviser. (Incorporated herein by reference to Exhibit (p)(3)
                 to Post-Effective Amendment No. 29 to the Registration
                 Statement filed April 23, 2001.)

      (p)(4)     Code of Ethics for Lazard Asset Management as Subadviser.
                 (Incorporated herein by reference to Exhibit (p)(5) to
                 Post-Effective Amendment No. 29 to the Registration Statement
                 filed April 23, 2001.)

      (p)(5)     Code of Ethics for Federated Investment Counseling.
                 (Incorporated herein by reference to Exhibit (p)(6) to
                 Post-Effective Amendment No. 29 to the Registration Statement
                 filed April 23, 2001.)

      (p)(6)     Code of Ethics for Massachusetts Financial Services Company.
                 (Incorporated herein by reference to Exhibit (p)(7) to
                 Post-Effective Amendment No. 29 to the Registration Statement
                 filed April 23, 2001.)

      (p)(7)     Code of Ethics for Travelers Asset Management International
                 Company LLC as Adviser. (Incorporated herein by reference to
                 Exhibit (p)(8) to Post-Effective Amendment No. 29 to the
                 Registration Statement filed April 23, 2001.)

      (p)(8)     Code of Ethics for Pioneer Investment Management, Inc.
                 (Incorporated herein by reference to Exhibit (p)(8) to
                 Post-Effective Amendment No. 32 to the Registration Statement
                 on Form N-1A filed on April 29, 2003.)

      (p)(9)     Code of Ethics for Merrill Lynch Investment Managers, L.P.
                 (Incorporated herein by reference to Exhibit (p)(9) to Post-
                 Effective Amendment No. 33 to the Registration Statement on
                 Form N-1A filed on September 17, 2003.)

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 25.      INDEMNIFICATION

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's
Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any

action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

-------------------------------------------------------------------------------
Convertible Securities Portfolio
-------------------------------------------------------------------------------
Disciplined Mid Cap Stock Portfolio
-------------------------------------------------------------------------------
Federated High Yield Portfolio
-------------------------------------------------------------------------------
Federated Stock Portfolio
-------------------------------------------------------------------------------
Equity Income Portfolio
-------------------------------------------------------------------------------
Large Cap Portfolio
-------------------------------------------------------------------------------
Lazard International Stock Portfolio
-------------------------------------------------------------------------------
MFS Emerging Growth Portfolio
-------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio
-------------------------------------------------------------------------------
Merrill Lynch Large Cap Core
-------------------------------------------------------------------------------
MFS Value Portfolio
-------------------------------------------------------------------------------
Pioneer Fund Portfolio
-------------------------------------------------------------------------------
Travelers Quality Bond Portfolio
-------------------------------------------------------------------------------
U.S. Government Securities Portfolio
-------------------------------------------------------------------------------
Zero Coupon Bond Portfolios (Series 2005)
-------------------------------------------------------------------------------

Information as to the Officers and Directors of Travelers Asset Management
International Company LLC (TAMIC), the Investment Adviser for the above
Portfolios of The Travelers Series Trust, is included in its Form ADV filed with the SEC (Registration Number 801-17003) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Smith Barney Fund Management LLC
the Investment Adviser for the Social Awareness Stock Portfolio of The Travelers
Series Trust, is included in its Form ADV filed with the SEC (Registration
Number 801-8314) and is incorporated herein by reference thereto.

Information as to the Officers and Directors of The Travelers Investment
Management Company (TIMCO), the Sub-Adviser for the Disciplined Mid Cap Stock
Portfolio of The Travelers Series Trust, is included in its Form ADV filed with the SEC (Registration Number 801-07212) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services
Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth
Portfolio, and MFS Value Portfolio of the Registrant, is included in its Form
ADV (File No. 801-17352) filed with the Commission, which is incorporated herein by reference thereto.

Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Asset Management is a division of Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard
International Stock Portfolio. Information as to the General Members is included in its Form ADV (File No. 801-6568) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Federated Investment Counseling,
the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio
of the Registrant, is included in its Form ADV (File No. 801-134611) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Fidelity Management &
Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap
Portfolio of the Registrant, is included in its Form ADV (File No. 801-7884)
filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Pioneer Investment
Management, Inc., the Sub-Adviser to Pioneer Fund Portfolio of the Registrant,
is included in its Form ADV (File No. 801-8255) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Merrill Lynch
Investment Managers, L.P., the Sub-Adviser to Merrill Lynch Large Cap Core of
the Registrant, is included in its Form ADV (File No. 801-11583) filed with the
Commission, which is incorporated herein by reference thereto.

ITEM 27.      PRINCIPAL UNDERWRITER

Not Applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

(1)    Smith Barney Fund Management LLC
       125 Board Street
       New York, NY 10004

(2)    State Street Bank & Trust Company
       225 Franklin Street
       Boston, MA 02110

(3)    PFPC Global Fund Services
       (formerly First Data Investor Services Group, Inc.)
       101 Federal Street
       Boston, MA 02110

(4)    Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust)
       125 Broad Street
       New York, New York 10004

ITEM 29.      MANAGEMENT SERVICES

Not Applicable.

ITEM 30.      UNDERTAKINGS

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and state of
Connecticut, on the 17th day of November, 2003.

                           THE TRAVELERS SERIES TRUST
                                  (Registrant)

                                  By:  *R. Jay Gerken
                                       ---------------------------------------
                                       R. Jay Gerken
                                       Chairman, Board of Trustees
                                       Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 17th day of November 2003.

R. JAY GERKEN                     Chairman of the Board, President and
-----------------------------     Chief Executive Officer
(R. Jay Gerken)

*ROBERT E. MCGILL III             Trustee
-----------------------------
(Robert E. McGill III)

*LEWIS MANDELL                    Trustee
-----------------------------
(Lewis Mandell)

*FRANCES M. HAWK                  Trustee
-----------------------------
(Frances M. Hawk)

*RICHARD PETEKA                   Treasurer
-----------------------------
(Richard Peteka)

*By: /s/Ernest J. Wright, Attorney-in-Fact
Secretary, Board of Trustees

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
     EXHIBIT
     NUMBER      DESCRIPTION                                    METHOD OF FILING
================================================================================
     (j)(1)      Consent of KPMG LLP, Independent Auditors      Electronically
================================================================================